[LOGO] Merrill Lynch Investment Managers

Annual Report

December 31, 2001

Merrill Lynch
Small Cap
Index Fund

Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

Merrill Lynch Small Cap Index Fund

Important Tax Information

All of the ordinary income distribution paid by Merrill Lynch Small Cap Index Fund to shareholders of record on December 17, 2001, qualifies for the dividends received deduction for corporations.

Please retain this information for your records.

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

DEAR SHAREHOLDER

Fiscal Year in Review

For the 12 months ended December 31, 2001, the unmanaged Russell 2000 Index had a relatively mild year, producing a total return of +2.49%. This represented a rather impressive return when compared to other major unmanaged indexes that registered double-digit negative returns such as the unmanaged Standard & Poor's 500 (S&P 500) Index at -11.87%, the unmanaged Russell 3000 Index at -11.46% and the unmanaged NASDAQ 100 Index at -32.62%. The Russell 2000 Index's positive performance is mainly attributed to the good performance of the small cap sector in general. After a long period of large cap dominance that stretched from the mid-90s through the first quarter of 2001, small cap stocks finally shined amid the crisis. Small cap stocks traditionally have been viewed upon more favorably in post-crisis situations since it is believed that their small size enables them to reach economic and market changes more quickly. In 2001 alone, the small cap Russell 2000 Index outperformed the large cap S&P 500 Index in three out of four quarters, and ended the year as the only major US stock market index in the black. In the fourth quarter of 2001, the Russell 2000 Index posted a gain of +21.08%, its best quarterly showing since the first quarter of 1991. Within the small cap sector, leadership alternated between value and growth in 2001, with value outperforming in the two down quarters (the first and the third quarters) and growth leading in the two up quarters (second and fourth quarters). This trend is typical, as sharp upturns tend to favor growth stocks. Nevertheless, the Russell 2000 Value Index, with a return of +14.02%, outperformed the Russell 2001 Growth Index, which returned -8.08%, a difference of +22.1% for the year 2001.

Along with the quarterly flip-flop that the Russell 2000 Index experienced, the technology sector endured the same volatility. Technology stocks took the largest hit with the tech-heavy NASDAQ 100 Index losing -36.2% in the third quarter of 2001, rebounding with a +35.0% return in the fourth quarter. Within the Russell 2000 Index, the technology sector contributed the greatest performance in the fourth quarter with a return of +47.44%, followed by consumer discretionary, +29.96% and producer durables, +28.97%. However, consumer staples led the sectors year to date returning +34.31%, with energy posting the worst return of -26.83%.

Despite the effects of the September 11, 2001 tragedy on all major market indexes, considerable recoveries were made in the fourth quarter with the Russell 2000 Index closing at +20.65%. This impressive fourth quarter recovery of major indexes was mainly because of the Federal Reserve Board's promise of fiscal stimulus and its cutting of interest rates 11 consecutive times, bringing the December 6, 2001 Federal Funds rate to a 40-year low of 1.75%. In addition to the Federal Reserve Board's quick and bold response to anticipate and stave off a deep and prolonged downturn, investors' optimism of an economic recovery and opportunities to buy in at low prices also contributed greatly to the recovery.

For the year ended December 31, 2001, Merrill Lynch Small Cap Index Fund's Class A and Class D Shares had total returns of +1.88% and +1.57%, respectively, while the Russell 2000 Index posted a total return of +2.49%. (Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

At December 31, 2001, Merrill Lynch Small Cap Index Fund had net assets of $80.8 million, compared to $99.6 million as of December 31, 2000.

The investment objective of the Fund is to seek to replicate the return of the Russell 2000 Index before expenses. The Fund seeks to achieve its investment by investing all of its assets in Master Small Cap Index Series. The Series is comprised of two principal investments. The primary investment of the Series is an underlying equity portfolio in which most of the Series' assets are placed. In addition, the Series maintains a long position in Russell 2000 futures contracts which are used as a mechanism to invest daily cash inflows. The Series uses futures as a way to maintain liquidity should the need arise in the event of Fund redemptions.

At December 31, 2001, the Series' had an equity portfolio valued at $171.3 million, which represents approximately 94% of the Series' net assets. In addition, the Series held a long position in the Russell 2000 Index March 2002 futures contracts. Through its holding of equities and futures contracts, the Fund's goal is to be 100% invested in the Russell 2000 Index at all times. Additionally, significant changes were made in the Russell 2000 Index in 2001. In response to these changes, shares in the Series were bought and sold accordingly.

In Conclusion

We thank you for your investment in Merrill Lynch Small Cap Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President

February 13, 2002

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative and management fees, respectively. Without such waivers, the Fund's performance would have been lower.


                                     2 & 3

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

PERFORMANCE DATA (concluded)

Recent Performance Results

                                                6-Month        12-Month        Since Inception
As of December 31, 2001                      Total Return    Total Return       Total Return
-----------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class A Shares*          -4.26%           +1.88%           +47.77%
-----------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class D Shares*          -4.38            +1.57            +46.08
-----------------------------------------------------------------------------------------------
Russell 2000 Index**                             -4.09            +2.49            +51.13
-----------------------------------------------------------------------------------------------

 * Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.

** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/30/97.

Total Return Based on a $10,000 Investment--Class A & Class D Shares

    [The following was represented by a line graph in the printed material.]

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the Russell 2000 Index. Values are from April 9, 1997 to December 2001.

                             4/09/97**        12/97        12/98         12/99          12/00        12/01
ML Small Cap Index
Fund+--Class A Shares*       $10,000        $12,704      $12,305       $14,863        $14,505      $14,778
ML Small Cap Index
Fund+--Class D Shares*       $10,000        $12,687      $12,254       $14,760        $14,382      $14,608

                             4/30/97**        12/97        12/98         12/99          12/00        12/01
Russell 2000 Index++         $10,000        $12,868      $12,540       $15,206        $14,747      $15,114

 * Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund invests all of its assets in Master Small Cap Index Series of Quantitative Master Series Trust. The Trust may invest in a statistically selected sample of the stocks included in the Russell 2000 Index and other types of financial instruments.
++ This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.

      Past  performance is not predictive of future performance.

Average Annual Total Return

                                                          % Return
==================================================================
Class A Shares
==================================================================
One Year Ended 12/31/01                                     +1.88%
------------------------------------------------------------------
Inception (4/09/97) through 12/31/01                        +8.61
------------------------------------------------------------------

                                                          % Return
==================================================================
Class D Shares
==================================================================
One Year Ended 12/31/01                                     +1.57%
------------------------------------------------------------------
Inception (4/09/97) through 12/31/01                        +8.34
------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX FUND     As of December 31, 2001
=================================================================================================================================
Assets:        Investment in Master Small Cap Index Series, at value (identified cost--$83,303,344)                  $ 80,850,546
               Prepaid registration fees and other assets ..........................................                       10,495
                                                                                                                     ------------
               Total assets ........................................................................                   80,861,041
                                                                                                                     ------------
=================================================================================================================================
Liabilities:   Payables:
                  Administrator ....................................................................  $    18,481
                  Distributor ......................................................................        9,210          27,691
                                                                                                      -----------
               Accrued expenses and other liabilities ..............................................                       11,656
                                                                                                                     ------------
               Total liabilities ...................................................................                       39,347
                                                                                                                     ------------
=================================================================================================================================
Net Assets:    Net assets ..........................................................................                 $ 80,821,694
                                                                                                                     ============
=================================================================================================================================
Net Assets     Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .....                  $       345
Consist of:    Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .....                          423
               Paid-in capital in excess of par ....................................................                   86,376,925
               Undistributed investment income--net ................................................  $    26,502
               Accumulated realized capital losses on investments from the Series--net .............   (3,129,703)
               Unrealized depreciation on investments from the Series--net .........................   (2,452,798)
                                                                                                      -----------
               Total accumulated losses--net .......................................................                   (5,555,999)
                                                                                                                     ------------
               Net assets ..........................................................................                 $ 80,821,694
                                                                                                                     ============
=================================================================================================================================
Net Asset      Class A--Based on net assets of $36,316,993 and 3,448,484 shares outstanding ........                 $      10.53
Value:                                                                                                               ============
-----------------------------------------------------------------------------------------------------------------
               Class D--Based on net assets of $44,504,701 and 4,226,532 shares outstanding ........                 $      10.53
                                                                                                                     ============
=================================================================================================================================

See Notes to Financial Statements.


                                     4 & 5

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX FUND           For the Year Ended December 31, 2001
=============================================================================================================================
Investment Income    Net investment income allocated from the Series:
From the Series:     Dividends (net of $846 foreign withholding tax) ...........................                 $  1,107,321
                     Interest ..................................................................                      250,777
                     Expenses (net of $39,827 expense reimbursement) ...........................                      (73,509)
                                                                                                                 ------------
                     Net investment income from the Series .....................................                    1,284,589
                                                                                                                 ------------
=============================================================================================================================
Expenses:            Administration fees .......................................................  $   258,028
                     Account maintenance fees--Class D .........................................      135,510
                     Transfer agent fees .......................................................       57,527
                     Printing and shareholder reports ..........................................       57,090
                     Professional fees .........................................................       37,087
                     Registration fees .........................................................       29,522
                     Directors' fees and expenses ..............................................        1,431
                     Other .....................................................................        3,081
                                                                                                  -----------
                     Total expenses before reimbursement .......................................      579,276
                     Reimbursement of expenses .................................................      (72,399)
                                                                                                  -----------
                     Total expenses after reimbursement ........................................                      506,877
                                                                                                                 ------------
                     Investment income--net ....................................................                      777,712
                                                                                                                 ------------
=============================================================================================================================
Realized &           Realized loss on investments from the Series--net .........................                   (1,479,768)
Unrealized           Change in unrealized depreciation on investments from the Series--net .....                    2,436,600
Gain (Loss)                                                                                                      ------------
from the             Net Increase in Net Assets Resulting from Operations ......................                 $  1,734,544
Series--Net:                                                                                                     ============
=============================================================================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                            For the Year
MERRILL LYNCH                                                                                             Ended December 31,
SMALL CAP                                                                                            ----------------------------
INDEX FUND         Increase (Decrease) in Net Assets:                                                     2001            2000
=================================================================================================================================
Operations:        Investment income--net ......................................................     $    777,712    $  1,368,469
                   Realized gain on investments from the Series--net ...........................       (1,479,768)      5,966,986
                   Change in unrealized appreciation/depreciation on investments
                   from the Series--net ........................................................        2,436,600     (12,660,631)
                                                                                                     ------------    ------------
                   Net increase (decrease) in net assets resulting from operations .............        1,734,544      (5,325,176)
                                                                                                     ------------    ------------
=================================================================================================================================
Dividends &        Investment income--net:
Distributions to      Class A ..................................................................         (396,508)       (614,232)
Shareholders:         Class D ..................................................................         (349,787)       (767,683)
                   In excess of investment income--net:
                      Class A ..................................................................               --         (11,898)
                      Class D ..................................................................               --         (14,870)
                   Realized gain on investments from the Series--net:
                      Class A ..................................................................               --      (2,841,717)
                      Class D ..................................................................               --      (4,245,305)
                   In excess of realized gain on investments from the Series--net:
                      Class A ..................................................................               --        (500,503)
                      Class D ..................................................................               --        (747,713)
                                                                                                     ------------    ------------
                   Net decrease in net assets resulting from dividends and distributions
                   to shareholders .............................................................         (746,295)     (9,743,921)
                                                                                                     ------------    ------------
=================================================================================================================================
Capital Share      Net increase (decrease) in net assets derived from capital share transactions      (19,766,482)     38,118,310
Transactions:                                                                                        ------------    ------------
=================================================================================================================================
Net Assets:        Total increase (decrease) in net assets .....................................      (18,778,233)     23,049,213
                   Beginning of year ...........................................................       99,599,927      76,550,714
                                                                                                     ------------    ------------
                   End of year* ................................................................     $ 80,821,694    $ 99,599,927
                                                                                                     ============    ============
=================================================================================================================================
                 * Undistributed (accumulated) investment income (loss)--net ...................     $     26,502    $    (26,777)
                                                                                                     ============    ============
=================================================================================================================================

See Notes to Financial Statements.


                                     6 & 7

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

FINANCIAL HIGHLIGHTS

                                                                                                 Class A
                                                                            ----------------------------------------------------
                                                                                                                        For the
                   The following per share data and ratios have been derived           For the Year Ended                Period
MERRILL LYNCH      from information provided in the financial statements.                  December 31,              April 9, 1997+
SMALL CAP                                                                   -----------------------------------------  to Dec. 31,
INDEX FUND         Increase (Decrease) in Net Asset Value:                   2001         2000       1999      1998       1997
================================================================================================================================
Per Share          Net asset value, beginning of period .................   $ 10.45      $ 11.78    $ 10.27   $ 12.28    $ 10.00
Operating                                                                   -------      -------    -------   -------    -------
Performance:       Investment income--net ...............................       .10@@        .16        .15       .13        .10
                   Realized and unrealized gain (loss) on investments
                   from the Series--net .................................       .10         (.43)      1.94      (.59)      2.60
                                                                            -------      -------    -------   -------    -------
                   Total from investment operations .....................       .20         (.27)      2.09      (.46)      2.70
                                                                            -------      -------    -------   -------    -------
                   Less dividends and distributions:
                      Investment income--net ............................      (.12)        (.17)      (.14)     (.13)      (.10)
                      In excess of investment income--net ...............        --           --@        --      (.01)        --@
                      Realized gain on investments from the Series--net .        --         (.76)      (.44)    (1.41)      (.32)
                      In excess of realized gain on investments from the
                      Series--net .......................................        --         (.13)        --        --         --
                                                                            -------      -------    -------   -------    -------
                   Total dividends and distributions ....................      (.12)       (1.06)      (.58)    (1.55)      (.42)
                                                                            -------      -------    -------   -------    -------
                   Net asset value, end of period .......................   $ 10.53      $ 10.45    $ 11.78   $ 10.27    $ 12.28
                                                                            =======      =======    =======   =======    =======
================================================================================================================================
Total Investment   Based on net asset value per share ...................     1.88%       (2.41%)    20.79%    (3.14%)    27.04%+++
Return:                                                                     =======      =======    =======   =======    =======
================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ .....................      .50%         .49%       .50%      .50%       .52%*
Net Assets:                                                                 =======      =======    =======   =======    =======
                   Expenses++ ...........................................      .63%         .60%       .61%      .84%      1.00%*
                                                                            =======      =======    =======   =======    =======
                   Investment income--net ...............................     1.02%        1.51%      1.50%     1.14%      1.45%*
                                                                            =======      =======    =======   =======    =======
================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .............   $36,317      $35,544    $30,911   $18,122    $26,478
Data:                                                                       =======      =======    =======   =======    =======
================================================================================================================================

                                                                                                 Class D
                                                                            ----------------------------------------------------
                                                                                                                        For the
                   The following per share data and ratios have been derived           For the Year Ended                Period
MERRILL LYNCH      from information provided in the financial statements.                  December 31,              April 9, 1997+
SMALL CAP                                                                   -----------------------------------------  to Dec. 31,
INDEX FUND         Increase (Decrease) in Net Asset Value:                   2001         2000       1999      1998       1997
================================================================================================================================
Per Share          Net asset value, beginning of period .................   $ 10.45      $ 11.77    $ 10.27   $ 12.28    $ 10.00
Operating                                                                   -------      -------    -------   -------    -------
Performance:       Investment income--net ...............................       .08@@      .14        .12       .11        .09
                   Realized and unrealized gain (loss) on investments
                   from the Series--net .................................       .08         (.43)      1.94      (.60)      2.60
                                                                            -------      -------    -------   -------    -------
                   Total from investment operations .....................       .16         (.29)      2.06      (.49)      2.69
                                                                            -------      -------    -------   -------    -------
                   Less dividends and distributions:
                      Investment income--net ............................      (.08)        (.14)      (.12)     (.11)      (.09)
                      In excess of investment income--net ...............        --           --@         --       --@        --@
                      Realized gain on investments from the Series--net .        --         (.76)      (.44)    (1.41)      (.32)
                      In excess of realized gain on investments from the
                      Series--net .......................................        --         (.13)        --        --         --
                                                                            -------      -------    -------   -------    -------
                   Total dividends and distributions ....................      (.08)       (1.03)      (.56)    (1.52)      (.41)
                                                                            -------      -------    -------   -------    -------
                   Net asset value, end of period .......................   $ 10.53      $ 10.45    $ 11.77   $ 10.27    $ 12.28
                                                                            =======      =======    =======   =======    =======
================================================================================================================================
Total Investment   Based on net asset value per share ...................     1.57%       (2.56%)    20.45%    (3.41%)    26.87%+++
Return:                                                                     =======      =======    =======   =======    =======
================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ .....................      .75%         .74%       .74%      .75%       .77%*
Net Assets:                                                                 =======      =======    =======   =======    =======
                   Expenses++ ...........................................      .88%         .85%       .86%     1.09%      1.25%*
                                                                            =======      =======    =======   =======    =======
                   Investment income--net ...............................      .78%        1.26%      1.24%      .88%      1.20%*
                                                                            =======      =======    =======   =======    =======
================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .............   $44,505      $64,056    $45,640   $30,941    $38,778
Data:                                                                       =======      =======    =======   =======    =======
================================================================================================================================

  *   Annualized.

  +   Commencement of operations.

 ++   Includes the Fund's share of the Series' allocated expenses.

+++   Aggregate total investment return.

  @   Amount is less than $.01 per share.

 @@   Based on average shares outstanding.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH SMALL CAP INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Series owned by the Fund at December 31, 2001 was 44.2%. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have extensive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.


                                     8 & 9

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH SMALL CAP INDEX FUND

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $21,862 have been reclassified between accumulated net realized capital losses and undistributed net investment income and $379,873 has been reclassified between accumulated net realized capital losses and paid-in capital in excess of par. Additionally, certain prior year amounts have been reclassified for consistent financial statement presentation. Certain current year amounts ($565,761 increase to paid-in capital and a corresponding increase to the Fund's share of net unrealized depreciation on investments from the Series) are classified to reflect the liquidation of certain partners' investments in the Series. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L. P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 2001, FAM earned fees of $258,028, of which $72,399 were waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the year ended December 31, 2001 were $13,233,015 and $34,254,808, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions were $(19,766,482) and $38,118,310 for the years ended December 31, 2001 and December 31, 2000, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------
Class A Shares for the Year                                Dollar
Ended December 31, 2001                     Shares         Amount
-------------------------------------------------------------------
Shares sold ..........................     1,569,892   $ 16,038,334
Shares issued to shareholders in
reinvestment of dividends ............        34,174        357,460
                                        ------------   ------------
Total issued .........................     1,604,066     16,395,794
Shares redeemed ......................    (1,555,974)   (15,760,933)
                                        ------------   ------------
Net increase .........................        48,092   $    634,861
                                        ============   ============
-------------------------------------------------------------------

-------------------------------------------------------------------
Class A Shares for the Year Ended                          Dollar
December 31, 2000                           Shares         Amount
-------------------------------------------------------------------
Shares sold ..........................     3,157,931   $ 39,058,107
Shares issued to shareholders
in reinvestment of dividends
and distributions ....................       345,455      3,630,731
                                        ------------   ------------
Total issued .........................     3,503,386     42,688,838
Shares redeemed ......................    (2,728,080)   (31,864,699)
                                        ------------   ------------
Net increase .........................       775,306   $ 10,824,139
                                        ============   ============
-------------------------------------------------------------------

-------------------------------------------------------------------
Class D Shares for the Year                                Dollar
Ended December 31, 2001                     Shares         Amount
-------------------------------------------------------------------
Shares sold ..........................     1,349,324   $ 13,863,729
Shares issued to shareholders in
reinvestment of dividends ............        28,578        298,930
                                        ------------   ------------
Total issued .........................     1,377,902     14,162,659
Shares redeemed ......................    (3,283,262)   (34,564,002)
                                        ------------   ------------
Net decrease .........................    (1,905,360)  $(20,401,343)
                                        ============   ============
-------------------------------------------------------------------

-------------------------------------------------------------------
Class D Shares for the Year Ended                          Dollar
December 31, 2000                           Shares         Amount
-------------------------------------------------------------------
Shares sold ..........................     3,137,819   $ 38,277,700
Shares issued to shareholders
in reinvestment of dividends
and distributions ....................       492,163      5,172,636
                                        ------------   ------------
Total issued .........................     3,629,982     43,450,336
Shares redeemed ......................    (1,377,008)   (16,156,165)
                                        ------------   ------------
Net increase .........................     2,252,974   $ 27,294,171
                                        ============   ============
-------------------------------------------------------------------

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2001 and December 31, 2000 was as follows:

-------------------------------------------------------------------
                                        12/31/2001      12/31/2000
-------------------------------------------------------------------
Distributions paid from:
   Ordinary income ...................  $   746,295  $    3,854,719
   Net long-term capital gains .......           --       5,889,202
                                        -----------  --------------
Total taxable distributions ..........  $   746,295  $    9,743,921
                                        ===========  ==============
-------------------------------------------------------------------

As of December 31, 2001, the components of accumulated losses on a tax basis were as follows:

-------------------------------------------------------------------
Undistributed ordinary income--net ..............    $       27,731
Undistributed long-term capital gains--net ......                --
                                                     --------------
Total undistributed earnings--net ...............            27,731
Capital loss carryforward .......................        (2,556,308)*
Unrealized losses--net ..........................        (3,027,422)**
                                                     --------------
Total accumulated losses--net ...................    $   (5,555,999)
                                                     ==============
-------------------------------------------------------------------

* On December 31, 2001, the Fund had a net capital loss carryforward of approximately $2,556,308, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.



                                    10 & 11

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Small Cap Index Fund
(One of the series constituting
Merrill Lynch Index Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Small Cap Index Fund as of December 31, 2001, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 18, 2002

SCHEDULE OF INVESTMENTS                                          (in US dollars)

  Master Small Cap Index Series
  -------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
=====================================================================
Common Stocks

+ 1-800 CONTACTS, INC.                          1,200     $    14,928
+ 1-800-FLOWERS.COM, Inc.                       1,224          19,094
  1st Source Corporation                        2,440          50,508
+ 3 Dimensional Pharmaceuticals, Inc.             600           5,094
+ 3D Systems Corporation                        1,989          28,343
+ the 3DO Company                               7,933          16,501
+ 3TEC Energy Corporation                       3,021          42,294
+ 4Kids Entertainment, Inc.                     1,863          37,316
+ 7-Eleven, Inc.                                5,179          60,646
+ 99 Cents Only Stores                          5,836         222,352
+ II-VI Incorporated                            2,286          39,388
  A. Schulman, Inc.                             6,506          88,807
  A.M. Castle & Company                           500           4,100
  A.O. Smith Corporation                        2,181          42,530
  AAR Corp.                                     5,368          48,366
+ ABIOMED, Inc.                                 3,364          53,218
  ABM Industries, Inc.                          3,985         124,930
+ ACT Manufacturing, Inc.                       2,541             889
+ ACTV, Inc.                                    9,000          16,830
+ ADE Corporation                               1,817          18,170
+ ADVO Systems, Inc.                            4,190         180,170
+ AFC Enterprises, Inc.                         1,600          45,408
  AGCO Corporation                             14,690         231,808
  AGL Resources Inc.                           11,985         275,895
+ AMC Entertainment Inc.                        3,600          43,200
  AMCOL International Corporation               4,473          32,206
  AMCORE Financial, Inc.                        5,718         127,797
  AMETEK, Inc.                                  7,378         235,284
+ ANADIGICS, Inc.                               6,922         105,560
+ ANC Rental Corporation                        8,374             251
+ ANSYS, Inc.                                   3,216          79,274
+ APAC Customer Services Inc.                   5,338          13,879
+ ARIAD Pharmaceuticals, Inc.                   6,219          33,147
+ AT&T Latin America Corp. (Class A)           10,479          12,365
+ ATMI, Inc.                                    5,957         142,074
+ ATP Oil & Gas Corporation                       300             894
+ ATS Medical, Inc.                             4,903          25,986
+ AVANIR Pharmaceuticals (Class A)             12,200          51,972
+ AVANT Immunotherapeutics, Inc.               12,629          50,642
+ AVI BioPharma, Inc.                           3,588          39,180
+ AXT, Inc.                                     4,256          61,414
+ aaiPharma Inc.                                1,600          40,256
  Aaron Rents, Inc.                             3,108          50,660
+ Acacia Research Corporation                   4,031          44,623
  Acadia Realty Trust                           4,901          31,121
+ Acclaim Entertainment Inc.                   10,561          55,973
+ Accredo Health, Incorporated                  5,502         218,429
+ The Ackerley Group, Inc.                      2,342          40,985
+ Aclara Biosciences Inc.                       7,541          38,233
+ Actel Corp.                                   5,016          99,869
+ Action Performance Companies, Inc.            2,700          82,647
+ Active Power, Inc.                            6,800          46,240
+ Activision, Inc.                              7,143         185,789
+ Actrade Financial Technologies, Ltd.          1,677          49,388
+ Actuate Corporation                           9,799          51,641
  Acuity Brands, Inc.                           9,160         110,836
+ Adaptec, Inc.                                21,667         314,172
+ Adelphia Business Solutions, Inc.             6,225           3,612
+ Administaff, Inc.                             4,961         135,981
+ Adolor Corporation                            6,000         107,700
+ Adtran, Inc.                                  4,500         114,840
+ Advanced Digital Information Corporation     12,534         201,045
+ Advanced Energy Industries, Inc.              4,112         109,544
  Advanced Marketing Services, Inc.             2,181          39,803
+ Advanced Neuromodulation Systems, Inc.        1,200          42,300
+ Advanced Tissue Sciences, Inc.               13,890          60,560
  Advanta Corp.                                 4,982          49,521
+ Aeroflex Incorporated                        13,312         251,996
+ Aether Systems, Inc.                          3,700          34,040
+ Affiliated Managers Group, Inc.               4,942         348,312
+ Agile Software Corporation                    6,602         113,686
  Airborne, Inc.                               10,601         157,213
+ Airgas, Inc.                                 12,013         181,637
+ AirGate PCS, Inc.                             2,617         119,204
+ AirTran Holdings, Inc.                       12,720          83,952
+ Akamai Technologies, Inc.                    15,300          90,882
+ Aksys, Ltd.                                   3,200          14,880
  Alabama National BanCorporation               2,021          68,128
+ Alamosa Holdings, Inc.                       15,425         184,020
+ Alaska Air Group, Inc.                        5,799         168,751
+ Alaska Communications Systems
    Holdings, Inc.                              2,423          19,311
  Albany International Corp. (Class A)          3,426          74,344
+ Albany Molecular Research, Inc.               4,687         124,159
  Albemarle                                     5,665         135,960
  Alexander & Baldwin, Inc.                     8,892         237,416
+ Alexander's, Inc.                               367          20,882
  Alexandria Real Estate Equities, Inc.         3,156         129,712
+ Alexion Pharmaceuticals, Inc.                 3,680          89,939
  Alfa Corporation                              8,720         195,677
  Alico, Inc.                                     800          25,080
+ Align Technology, Inc.                        2,200           9,900
+ Allen Telecom Inc.                            5,684          48,314
+ Alliance Fiber Optic Products, Inc.           1,300           1,846
+ Alliance Gaming Corporation                   2,600          76,388
+ Alliance Semiconductor Corporation            5,841          70,559
+ Alliant Techsystems Inc.                      4,681         361,373
+ Alloy, Inc.                                   2,267          48,809
+ Allscripts Healthcare Solutions, Inc.         7,441          24,109
+ Alpha Industries, Inc.                        9,633         209,999
  Alpharma, Inc. (Class A)                      6,025         159,361
+ Ambassadors International, Inc.               1,100          23,089
+ Amerco                                        2,351          44,246
+ America West Holdings Corporation
    (Class B)                                   7,512          26,292
+ American Axle & Manufacturing
    Holdings, Inc.                              1,817          38,847
  American Capital Strategies, Ltd.             5,889         166,953
  American Financial Holdings, Inc.             6,054         153,832
  American Greetings Corporation (Class A)     12,820         176,660
+ American Healthways, Inc.                     1,650          52,701
+ American Italian Pasta Company (Class A)      3,634         152,737
+ American Management Systems,
    Incorporated                                9,295         168,054
+ American Medical Systems Holdings, Inc.       6,100         126,209
+ American Online Latin America, Inc.
    (Class A)                                   4,400          20,020
+ American Physicians Capital, Inc.             2,471          53,744
  American States Water Company                 2,257          78,882
+ American Superconductor Corporation           4,462          54,704
  American Woodmark Corporation                 1,200          64,500
+ AmeriPath, Inc.                               5,101         163,283
+ Ameristar Casinos, Inc.                         200           5,010


                                    12 & 13

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master Small Cap Index Series (continued)
  -------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
=====================================================================
Common Stocks (continued)

  Ameron International Corporation                800     $    55,360
  AmerUs Group Co.                              9,372         335,892
  Amli Residential Properties Trust             2,840          71,625
+ AmSurg Corp.                                  3,900         106,002
+ Amtran, Inc.                                    200           2,990
+ Amylin Pharmaceuticals, Inc.                 11,225         102,596
  Analogic Corporation                          1,472          56,687
+ Anaren Microwave, Inc.                        4,722          81,785
  Anchor Bancorp, Inc.                          4,437          78,712
+ Andrew Corporation                           18,143         397,150
+ Anixter International Inc.                    5,872         170,347
  Annaly Mortgage Management Inc.               9,863         157,808
+ AnnTaylor Stores Corporation                  5,294         185,290
+ Ansoft Corporation                              700          10,220
+ AnswerThink Consulting Group, Inc.            8,879          57,980
  Anthracite Capital, Inc.                      6,100          67,039
+ Antigenics Inc.                               3,313          54,333
+ Aphton Corporation                            3,324          48,530
  Apogee Enterprises, Inc.                      5,600          88,592
  Applebee's International, Inc.                7,429         254,072
+ Applica Incorporated                          3,996          36,004
  Applied Industrial Technologies, Inc.         3,907          72,866
+ Applied Innovation Inc.                       1,000           6,200
+ Applied Molecular Evolution                   3,200          39,392
+ Apria Healthcare Group Inc.                   9,000         224,910
  AptarGroup, Inc.                              7,224         253,057
+ Arbitron Inc.                                 6,358         217,126
  Arch Chemicals, Inc.                          4,156          96,419
  Arctic Cat Inc.                               3,643          61,931
+ Arden Group, Inc. (Class A)                     432          25,920
  Area Bancshares Corporation                   2,715          52,861
+ Arena Pharmaceuticals, Inc.                   3,900          46,917
  Argonaut Group, Inc.                          4,366          85,443
+ Argosy Gaming Company                         4,925         160,161
+ Arkansas Best Corporation                     3,841         110,698
+ Armor Holdings, Inc.                          3,116          84,101
+ Armstrong Holdings, Inc.                      6,616          22,561
+ ArQule, Inc.                                  4,411          74,987
+ Array BioPharma Inc.                          2,200          32,692
+ Arris Group Inc.                              5,000          48,800
  Arrow Financial Corporation                   1,470          42,909
  Arrow International, Inc.                     2,354          94,019
+ Art Technology Group, Inc.                   12,084          42,052
+ Artesyn Technologies, Inc.                    7,567          70,449
+ ArthroCare Corporation                        4,420          79,251
  ArvinMeritor, Inc.                           14,822         291,104
+ Ascential Software Corporation               61,681         249,808
+ AsianInfo Holdings, Inc.                      6,097         106,210
+ Aspect Communications Corporation            10,900          42,292
+ Aspect Medical Systems, Inc.                  2,206          22,060
+ Aspen Technology, Inc.                        6,808         114,374
  Associated Estates Realty Corporation         2,400          22,032
+ Astec Industries, Inc.                        3,417          49,410
+ AstroPower, Inc.                              2,700         109,161
+ Asyst Technologies, Inc.                      7,141          91,119
+ Atlantic Coast Airlines Holdings, Inc.        8,823         205,488
+ Atlas Air, Inc.                               3,298          48,316
  Atmos Energy Corporation                      8,838         187,808
+ Atrix Laboratories, Inc.                      4,000          82,440
+ Atwood Oceanics, Inc.                         2,027          70,641
+ Audiovox Corporation (Class A)                3,885          28,982
+ August Technology Corp.                         500           5,520
+ Aurora Food Inc.                              4,079          20,599
+ Auspex Systems, Inc.                          9,300          16,740
+ Avanex Corporation                            6,878          40,580
+ Avant! Corporation                            8,381         171,727
+ Avatar Holdings Inc.                            600          14,136
+ Aviall, Inc.                                  3,200          24,160
+ Avici Systems Inc.                            9,900          28,809
+ Avid Technology, Inc.                         5,094          61,892
+ Avigen, Inc.                                  4,578          52,693
  Avista Corporation                           10,375         137,572
+ Avocent Corporation                           9,894         239,929
+ Aware, Inc.                                   4,343          36,047
+ Aztar Corporation                             7,891         144,405
+ BARRA, Inc.                                   2,359         111,085
+ BE Aerospace, Inc.                            5,300          48,601
  BEI Techologies, Inc.                         2,532          44,158
+ BKF Capital Group, Inc.                         900          25,830
  BMC Industries, Inc.                          3,900           8,034
+ BOK Financial Corporation                     2,212          69,700
  BRE Properties, Inc.                         10,347         320,343
  BSB Bancorp, Inc.                             1,941          46,021
+ BSQUARE Corporation                           3,597          14,999
  Baldor Electric Company                       5,271         110,164
  Baldwin & Lyons, Inc. (Class B)               1,426          36,506
  Ball Corporation                              6,105         431,623
+ Bally Total Fitness Holding Corporation       5,841         125,932
  BancFirst Corporation                           945          32,791
  BancFirst Ohio Corp.                          1,930          46,609
  BancorpSouth, Inc.                           18,180         301,788
  Bandag, Incorporated                          2,474          85,996
  Bank Mutual Corporation                       2,400          36,672
  Bank of Granite Corp.                         2,449          48,417
  BankAtlantic Bancorp, Inc. (Class A)          5,242          48,122
+ BankUnited Financial Corporation
    (Class A)                                   4,173          61,969
  Banner Corporation                            2,313          39,113
  Banta Corporation                             5,494         162,183
  Barnes Group Inc.                             3,657          87,731
  Bassett Furniture Industries,
    Incorporated                                1,400          19,614
+ Bay View Capital Corporation                 14,014         102,723
+ Beacon Power Corporation                      7,775          10,108
+ Beasley Broadcast Group, Inc. (Class A)       1,933          25,148
+ Beazer Homes USA, Inc.                        1,700         124,389
+ bebe stores, inc.                               840          15,674
  Bedford Property Investors, Inc.              3,299          74,228
  Bel Fuse Inc.                                 1,659          41,558
  Belden Inc.                                   5,469         128,795
+ Bell Microproducts Inc.                       3,420          43,160
+ Benchmark Electronics, Inc.                   4,291          81,357
  Berkley (W.R.) Corporation                    4,238         227,581
  Berry Petroleum Company (Class A)             3,401          53,396
+ Bethlehem Steel Corporation                  30,236          13,606
+ Beverly Enterprises, Inc.                    21,626         185,984
+ BioMarin Pharmaceutical Inc.                  3,848          51,717
+ Biopure Corporation                           3,572          50,758
+ Bio-Rad Laboratories, Inc. (Class A)          1,664         105,331
+ Biosite Diagnostics Incorporated              2,549          46,825
+ BioSphere Medical Inc.                          200           2,254
+ Bio-Technology General Corp.                 13,167         108,364
+ Black Box Corporation                         4,288         226,749
+ Blue Martini Software, Inc.                   3,500          10,535
  Blyth, Inc.                                   7,279         169,237
  Bob Evans Farms, Inc.                         7,780         191,155
+ Boca Resorts, Inc. (Class A)                  5,957          78,037
+ Bone Care International, Inc.                 1,810          31,005
  BorgWarner, Inc.                              5,862         306,289
+ Borland Software Corporation                 10,367         162,347
+ Boron, LePore & Associates, Inc.              1,983          27,346
+ The Boston Beer Company, Inc. (Class A)         700          12,005
+ Boston Communications Group, Inc.             3,321          37,693
  Boston Private Financial Holdings, Inc.       2,693          59,435
  Bowne & Co., Inc.                             7,382          94,490
+ Boyd Gaming Corporation                       6,615          42,997
+ The Boyds Collection, Ltd.                   11,729          79,405
  Boykin Lodging Company                        3,132          24,962
  Brady Corporation                             3,947         144,460
  Brandywine Realty Trust                       5,647         118,982
+ Braun Consulting, Inc.                        2,326           8,257
  Briggs & Stratton Corporation                 4,559         194,669
+ Bright Horizons Family Solutions, Inc.        2,402          67,232
+ Brightpoint, Inc.                            12,469          39,153
+ Brio Technology, Inc.                         4,234          12,194
+ BriteSmile, Inc.                              3,450          17,250
  Brookline Bancorp, Inc.                       1,981          32,568
+ Brooks Automation, Inc.                       3,822         155,441
  Brown & Brown                                 9,132         249,304
  Brown Shoe Company, Inc.                      3,679          59,747
+ Bruker Daltonics, Inc.                        9,987         163,287
  Brush Engineered Materials Inc.               3,711          52,845
+ Buca, Inc.                                    2,949          47,803
+ Buckeye Technologies Inc.                     4,798          55,177
+ The Buckle, Inc.                              1,249          27,853
+ Building Materials Holding Corporation        2,100          22,785
  Burlington Coat Factory Warehouse
    Corporation                                 3,992          67,066
+ Burnham Pacific Properties, Inc.              5,078          20,921
  Bush Industries, Inc.                         1,808          19,635
  Butler Manufacturing Company                    700          19,390
  C&D Technologies, Inc.                        5,694         130,108
+ CACI International Inc. (Class A)             3,516         138,829
  CARBO Ceramics Inc.                           1,368          53,571
  CBL & Associates Properties, Inc.             4,573         144,050
  CBRL Group, Inc.                             12,192         358,932
  CCBT Financial Companies Inc.                 1,600          37,760
+ CCC Information Services Group Inc.           2,606          16,105
+ C-COR.net Corp.                               6,834          99,571
+ CDI Corp.                                     2,601          49,419
+ CEC Entertainment Inc.                        6,222         269,973
  CFS Bancorp, Inc.                             2,800          40,180
  CH Energy Group, Inc.                         3,589         156,014
+ CIBER, Inc.                                  10,702         101,134
+ CIMA Labs Inc.                                3,272         118,283
  CIRCOR International, Inc.                    1,300          23,985
  CLARCOR Inc.                                  4,955         134,528
  CNA Surety Corporation                        3,186          49,383
+ CONMED Corporation                            5,328         106,347
  CPB Inc.                                      1,619          47,615


                                    14 & 15

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master Small Cap Index Series (continued)
  -------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
=====================================================================
Common Stocks (continued)

  CPI Corp.                                     1,698     $    28,187
+ CSK Auto Corporation                          4,334          43,123
+ CSS Industries, Inc.                          1,075          33,228
  CT Communications, Inc.                       3,355          55,391
  CTS Corporation                               6,308         100,297
+ CUNO Incorporated                             3,331         101,595
+ CV Therapeutics, Inc.                         4,300         223,686
  CVB Financial Corp.                           4,231          99,005
+ CYTOGEN Corporation                          18,094          54,463
+ Cable Design Technology                       9,784         133,845
  Cabot Oil & Gas Corporation (Class A)         6,074         146,080
+ CacheFlow Inc.                                5,456          14,622
+ Cadiz Inc.                                    6,859          55,009
+ Cal Dive International, Inc.                  7,037         173,673
  Calgon Carbon Corporation                     7,401          61,798
+ California Pizza Kitchen, Inc.                2,600          64,350
  California Water Service Group                3,096          79,722
+ Caliper Technologies Corp.                    4,567          71,291
+ Callon Petroleum Company                      1,655          11,337
  Cambrex Corporation                           4,985         217,346
  Camden Property Trust                         7,896         289,783
+ Caminus Corporation                           2,172          49,956
  Capital Automotive                            4,150          82,544
  Capital City Bank Group, Inc.                 1,382          33,486
  Capitol Federal Financial                     7,804         162,635
  Capitol Transamerica Corporation              2,323          38,213
  Capstead Mortgage Corporation                 1,777          41,760
  Caraustar Industries, Inc.                    5,774          40,014
+ CardioDynamics International
    Corporation                                 6,132          40,533
+ Career Education Corporation                  9,251         317,124
  Carlisle Companies Incorporated               6,736         249,097
  Carpenter Technology Corporation              4,326         115,158
+ Carreker Corporation                          3,395          20,031
+ Carrier Access Corporation                    2,372           6,926
  Cascade Natural Gas Corporation               2,422          53,405
+ Casella Waste Systems, Inc.                   3,978          58,914
  Casey's General Stores, Inc.                  8,707         129,734
  Cash America International, Inc.              4,719          40,111
+ Catalytica Energy Systems, Inc.               3,700          16,909
+ Catapult Communications Corporation           1,172          30,542
  Cathay Bancorp, Inc.                          1,754         112,344
  The Cato Corporation (Class A)                3,097          58,533
+ Celeritek, Inc.                               2,888          38,670
+ Cell Genesys, Inc.                            7,224         167,886
+ Cell Pathways, Inc.                           6,031          41,976
+ Cell Therapeutics, Inc.                       7,331         176,970
+ Centennial Bancorp                            3,255          24,022
+ Centennial Communications Corp.               1,526          15,626
  CenterPoint Properties Corporation            4,595         228,831
  Centex Construction Products, Inc.            1,377          44,133
+ Centillium Communications, Inc.               5,509          43,301
+ Centra Software, Inc.                         4,961          39,688
+ Central Coast Bancorp                         1,530          33,660
  Central Parking Corporation                   3,385          66,481
  Central Vermont Public Service
    Corporation                                 2,503          41,800
  Century Aluminum Company                      3,002          40,107
+ Century Business Services, Inc.              18,233          41,936
+ Cerus Corporation                             2,325         106,369
+ Champion Enterprises, Inc.                   10,927         134,511
+ Championship Auto Racing Teams, Inc.          2,232          35,913
+ Charles River Laboratories
    International, Inc.                         9,029         302,291
+ Charlotte Russe Holding Inc.                  4,500          83,745
+ Charming Shoppes, Inc.                       21,640         114,908
  Charter Municipal Mortgage
    Acceptance Company                          6,845         111,231
  Chateau Communities, Inc.                     4,408         131,799
+ Checkpoint Systems, Inc.                      6,723          90,088
+ The Cheesecake Factory Incorporated           8,397         291,964
  Chelsea Property Group, Inc.                  3,137         154,027
  Chemed Corporation                            1,986          67,325
  ChemFirst Inc.                                2,382          57,097
  Chemical Financial Corporation                4,864         146,686
  Chesapeake Corporation                        3,292          91,551
+ Chesapeake Energy Corporation                31,287         206,807
+ Chico's FAS, Inc.                             4,823         191,473
+ The Children's Place Retail Stores, Inc.      1,985          53,893
+ Chiles Offshore, Inc.                         1,000          19,890
+ ChipPAC, Inc.                                 7,351          54,544
  Chittenden Corporation                        6,696         184,810
+ Choice Hotels International, Inc.             7,779         172,305
+ Choice One Communications Inc.                1,600           5,664
+ Chordiant Software, Inc.                      6,348          50,213
+ Christopher & Banks Corporation               4,752         162,756
  Church & Dwight Co., Inc.                     8,146         216,928
  Churchill Downs Incorporated                    632          23,365
+ Ciphergen Biosystems, Inc.                    2,700          21,600
+ Circuit City Stores, Inc.--CarMax Group        6,071         138,055
  Citizens Banking Corporation                 10,201         335,409
+ Citizens, Inc.                                2,600          32,890
+ City Holding Company                          4,193          50,484
  CityBank                                      2,099          50,355
  Claire's Stores, Inc.                         9,160         138,316
+ Clarent Corporation                           6,042               0
+ Clark/Bardes, Inc.                            1,500          37,845
+ Clayton Williams Energy, Inc.                 1,287          16,860
  Cleco Corporation                             9,067         199,202
  Cleveland-Cliffs Inc.                         2,159          39,510
+ Click Commerce, Inc.                          3,200          10,112
+ Closure Medical Corporation                   1,113          26,000
  Coachmen Industries, Inc.                     2,507          30,084
  Coastal Bancorp, Inc.                           932          26,935
+ Cobalt Corporation                              500           3,190
  CoBiz Inc.                                    1,884          25,434
  Coca-Cola Bottling Co. Consolidated             187           7,080
+ Cognex Corporation                            6,956         178,143
+ Cognizant Technology Solutions
    Corporation                                 1,768          72,453
+ Coherent, Inc.                                6,280         194,178
  Cohu, Inc.                                    4,518          89,230
+ Coinstar, Inc.                                4,792         119,800
+ Coldwater Creek Inc.                            898          19,020
+ Cole National Corporation (Class A)           1,600          26,480
+ Collins & Aikman Corporation                 18,395         141,641
  The Colonial BancGroup, Inc.                 24,736         348,530
  Colonial Properties Trust                     3,206          99,867
+ Columbia Banking System, Inc.                 2,000          26,100
+ Columbia Laboratories, Inc.                   5,604          19,334
  Comdisco, Inc.                               25,577          13,300
  The Commerce Group, Inc.                      5,445         205,222
+ Commerce One, Inc.                           63,100         225,267
  Commercial Federal Corporation               11,027         259,134
  Commercial Metals Company                     2,539          88,814
  Commercial Net Lease Realty                   6,175          80,275
  Commonwealth Bancorp, Inc.                    1,300          28,795
+ Commonwealth Telephone
    Enterprises, Inc.                           2,433         110,701
+ CommScope, Inc.                              11,488         244,350
  Community Bank System, Inc.                   1,200          31,440
  Community Banks, Inc.                         1,616          43,632
  Community First Bankshares, Inc.              8,040         206,548
  Community Trust Bancorp, Inc.                 1,800          42,750
+ CompuCredit Corporation                       2,489          29,271
+ Computer Network Technology
    Corporation                                 6,154         109,480
+ Computerized Thermal Imaging, Inc.           12,800          19,840
  CompX International Inc.                      1,151          14,928
+ Comstock Resources, Inc.                      5,057          35,399
+ Conceptus, Inc.                               1,000          23,600
+ Concord Camera Corp.                          5,774          45,730
+ Concurrent Computer Corporation              11,879         176,403
  Conestoga Enterprises, Inc.                   1,400          44,730
  Connecticut Bancshares, Inc.                  2,100          54,285
  Connecticut Water Service, Inc.               1,689          49,944
+ Connetics Corporation                         7,102          84,514
+ Consolidated Freightways Corporation          2,400          12,216
+ Consolidated Graphics, Inc.                   1,500          28,875
+ Constellation 3D, Inc.                        2,000           1,720
+ Conventry Health Care Inc.                   14,514         289,554
+ Convera Corporation                           3,469          11,621
  Cooper Companies, Inc.                        2,892         144,542
  Cooper Tire & Rubber Company                 13,881         221,541
+ CoorsTek, Inc.                                1,652          52,600
+ Copart, Inc.                                  8,322         302,671
+ Copper Mountain Networks, Inc.               12,578          21,257
+ Corillian Corporation                         2,528          12,109
+ Corinthian Colleges, Inc.                     1,469          60,067
+ Corixa Corporation                            9,257         139,503
  Corn Products International, Inc.             7,889         278,087
  Cornerstone Realty Income Trust, Inc.        10,403         118,074
+ The Corporate Executive Board Company         7,742         284,131
  Corporate Office Properties Trust               700           8,309
+ Corrections Corporation of America            5,794         107,537
  Corus Bankshares, Inc.                        1,976          89,710
+ Corvas International, Inc.                    6,368          41,710
+ CorVel Corporation                            1,357          44,442
+ Cosine Communications, Inc.                  18,873          29,253
+ Cost Plus, Inc.                               4,376         115,964
+ CoStar Group Inc.                             2,650          63,626
  Cousins Properties, Inc.                      7,955         193,784
+ Covance Inc.                                 13,091         297,166
+ Covansys Corporation                          4,009          35,881
+ Covanta Energy Corporation                   11,120          50,262
+ Covenant Transport, Inc. (Class A)              500           7,980
  Crawford & Company (Class B)                  7,709          90,349
+ Credence Systems Corporation                 12,968         240,816
+ Credit Acceptance Corporation                 2,849          25,356
+ Crestline Capital Corporation                 2,978          92,497
  Crompton Corporation                         25,260         227,340
  Crossman Communities, Inc.                    1,373          45,309


                                    16 & 17

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master Small Cap Index Series (continued)
  -------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
=====================================================================
Common Stocks (continued)

+ Crossroads Systems, Inc.                      3,612     $    16,218
  Crown American Realty Trust                   3,200          24,960
+ Crown Cork & Seal Company, Inc.              26,569          67,485
+ Crown Media Holdings, Inc. (Class A)          3,698          41,750
+ CryoLife, Inc.                                3,428         102,840
  Cubic Corporation                             1,184          60,810
+ Cubist Pharmaceuticals, Inc.                  5,867         210,977
+ Cumulus Media Inc. (Class A)                  6,798         109,992
+ Curis, Inc.                                   5,600          31,416
  Curtiss-Wright Corporation                    1,267          60,499
+ Cyberonics, Inc.                              4,269         113,257
+ Cygnus, Inc.                                  6,952          36,498
+ Cymer, Inc.                                   6,831         182,593
+ Cytec Industries Inc.                         8,893         240,111
+ DDi Corp.                                     9,060          89,150
+ DIANON Systems, Inc.                          1,979         120,323
  DIMON Incorporated                            9,655          69,516
+ DMC Stratex Networks, Inc.                   17,971         139,814
  DQE, Inc.                                    12,102         229,091
+ DRS Technologies, Inc.                        2,668          95,114
+ DSP Group, Inc.                               4,783         111,253
+ DUSA Pharmaceuticals, Inc.                    3,308          26,629
+ DVI, Inc.                                     2,107          36,240
+ Daisytek International Corporation            3,411          44,923
+ Daktronics, Inc.                              3,299          27,877
+ Dal-Tile International Inc.                  12,438         289,183
  Datascope Corp.                               2,570          87,174
+ Datastream Systems, Inc.                      3,611          22,280
+ Dean Foods Company                            8,787         599,270
  Deb Shops, Inc.                                 300           7,275
+ deCODE GENETICS, INC.                         6,200          60,760
+ Del Monte Foods Company                       5,548          47,213
+ dELiA*s Corp. (Class A)                       5,400          33,480
  Delphi Financial Group, Inc. (Class A)        2,880          95,904
  Delta and Pine Land Company                   7,278         164,701
+ Deltagen, Inc.                                1,700          15,640
  Deltic Timber Corporation                     2,209          60,527
+ Denbury Resources Inc.                        3,470          25,366
+ Dendreon Corporation                          3,618          36,433
+ Dendrite International, Inc.                  6,464          90,690
  Developers Diversified Realty
    Corporation                                11,015         210,387
  Diagnostic Products Corporation               4,761         209,246
  The Dial Corporation                         21,136         362,482
+ DiamondCluster International, Inc.
    (Class A)                                   6,219          81,469
+ Digene Corporation                            2,524          74,458
+ Digex, Inc.                                   4,894          14,633
+ Digimarc Corporation                          2,337          43,421
+ Digital Generation Systems, Inc.              5,800           6,438
+ Digital Insight Corporation                   5,230         116,943
+ Digital Lightwave, Inc.                       2,829          26,536
+ DigitalThink, Inc.                            3,245          35,046
+ Digitas Inc.                                  1,928           7,751
  Dillard's, Inc. (Class A)                    13,878         222,048
  Dime Community Bancshares                     3,111          87,295
+ Dionex Corporation                            4,331         110,484
+ Direct Focus, Inc.                            6,463         201,646
+ Ditech Communications Corporation             5,660          34,073
+ Diversa Corporation                           5,778          81,759
+ Divine Inc. (Class A)                        17,800          13,172
+ Dobson Communications Corporation
    (Class A)                                   4,900          41,846
+ Docent, Inc.                                  7,600          24,092
+ Documentum, Inc.                              8,177         177,604
  Dole Food Company, Inc.                       8,651         232,106
+ Dollar Thrifty Automotive Group, Inc.         5,095          78,972
  Donaldson Company, Inc.                       8,731         339,112
  Doral Financial Corporation                   7,930         247,495
  Dover Downs Entertainment, Inc.               3,540          54,162
  Downey Financial Corp.                        4,406         181,747
+ The Dress Barn, Inc.                          3,160          79,032
  Dreyer's Grand Ice Cream, Inc.                3,965         152,692
+ Dril-Quip, Inc.                               1,388          33,451
+ Duane Reade Inc.                              1,728          52,445
+ DuPont Photomasks, Inc.                         808          35,108
+ Dura Automotive Systems, Inc.                 3,053          33,583
+ DuraSwitch Industries, Inc.                     400           3,400
+ Durect Corporation                            3,900          45,201
+ Dyax Corp.                                    3,100          34,007
+ Dycom Industries, Inc.                        9,702         162,120
+ Dynacq International, Inc.                    1,152          25,655
  EDO Corporation                               1,826          48,298
+ EEX Corporation                               6,990          12,862
+ EGL, Inc.                                     7,995         111,530
+ EMCOR Group, Inc.                             2,218         100,697
+ EMCORE Corporation                            4,686          63,027
+ EPIQ Systems, Inc.                            2,245          43,441
+ ESCO Technologies Inc.                        2,366          81,603
+ ESS Technology, Inc.                          6,029         128,177
+ EXE Technologies, Inc.                        6,100          31,049
+ E.piphany, Inc.                              13,480         117,411
+ EarthShell Corporation                        8,256          16,512
  East West Bancorp, Inc.                       5,098         131,273
  EastGroup Properties, Inc.                    3,127          72,140
+ Echelon Corporation                           5,213          73,816
+ Eclipsys Corporation                          9,731         162,994
+ Eden Bioscience Corporation                   3,600          18,252
+ Edison Schools, Inc.                          5,385         105,815
+ Education Management Corporation              4,471         162,074
+ Edwards Lifesciences Corporation             13,148         363,279
+ eFunds Corporation                           10,088         138,710
+ El Paso Electric Company                     11,308         163,966
+ Elantec Semiconductor, Inc.                   5,027         193,037
  Elcor Corporation                             4,251         118,135
+ Electro Rent Corporation                      2,553          32,908
+ Electro Scientific Industries, Inc.           6,061         181,891
+ Electroglas, Inc.                             4,920          72,668
+ Electronics Boutique Holdings Corp.           2,231          89,106
+ Electronics for Imaging, Inc.                11,939         266,359
+ Elizabeth Arden, Inc.                         2,293          35,014
+ Embarcadero Technologies, Inc.                1,730          41,866
+ Emex Corporation                              1,332           4,103
+ Emisphere Technologies, Inc.                  3,558         113,536
  Empire District Electric Company              3,868          81,228
+ Encompass Services Corporation               14,644          42,468
+ Encore Acquisition Company                      500           6,655
+ Encore Wire Corporation                       2,000          24,200
+ Endo Pharmaceuticals Holdings, Inc.           3,500          40,845
+ Endocare, Inc.                                2,603          46,672
  Energen Corporation                           6,092         150,168
+ Energy Conversion Devices, Inc.               2,964          56,227
+ Energy Partners, Ltd.                         4,200          31,710
  Engineered Support Systems, Inc.              1,100          37,631
+ Entegris Inc.                                 8,500          93,160
  Entertainment Properties Trust                3,280          63,468
+ EntreMed, Inc.                                3,576          30,217
+ Entrust Technologies Inc.                     9,600          97,824
+ Enzo Biochem, Inc.                            4,790         112,565
  Equity Inns Inc.                              7,340          48,591
  Equity One, Inc.                                100           1,374
+ eSPEED, Inc. (Class A)                        3,523          29,170
+ Esperion Therapeutics, Inc.                   4,817          35,405
  Essex Property Trust, Inc.                    3,195         157,865
+ Esterline Technologies Corporation            4,390          70,284
+ Evergreen Resources, Inc.                     3,596         138,842
+ Exact Sciences Corporation                      300           3,078
+ Exar Corporation                              8,427         175,703
+ Excel Technology, Inc.                        1,873          32,590
+ Exelixis, Inc.                                7,818         129,935
  Exide Corporation                             5,966           7,338
+ Extensity, Inc.                               2,640           5,755
+ F5 Networks, Inc.                             4,219          90,877
  F&M Bancorp                                   2,472          62,912
  F.N.B. Corporation                            5,051         133,094
+ F.Y.I. Incorporated                           2,653          88,875
  FBL Financial Group, Inc. (Class A)           2,425          40,449
+ FEI Company                                   3,355         105,716
+ The FINOVA Group Inc.                         5,000           3,050
+ FLIR Systems, Inc.                            2,383          90,363
+ FSI International, Inc.                       5,644          52,038
+ FTI Consulting, Inc.                          2,063          67,666
+ Factory 2-U Stores Inc.                       2,927          58,657
  FactSet Research Systems Inc.                 4,387         153,326
  Fair, Isaac and Company, Incorporated         3,962         249,685
+ The Fairchild Corporation (Class A)           2,818           8,172
+ FalconStor Software, Inc.                     3,209          29,074
  Farmer Brothers Co.                             171          45,315
  Farmers Capital Bank Corporation              1,585          58,169
  Fedders Corporation                           5,450          16,568
+ Federal Agricultural Mortgage
    Corporation                                 1,500          60,750
+ Federal-Mogul Corporation                    14,585          11,522
  Federal Realty Investment Trust               7,930         182,390
  Federal Signal Corporation                   10,159         226,241
  FelCor Lodging Trust Inc.                     6,070         101,430
  Ferro Corporation                             6,276         161,921
+ FiberCore, Inc.                               5,900          14,160
  Fidelity Bankshares, Inc.                     3,648          58,259
+ FileNET Corporation                           7,882         159,926
+ Financial Federal Corporation                 2,367          73,969
  Financial Institutions, Inc.                  1,300          30,420
+ The Finish Line, Inc.                         4,233          64,723
  The First American Financial Corporation     15,135         283,630
  First Bancorp                                 1,524          34,366
  First Busey Corporation                       1,976          42,444
  First Charter Corporation                     6,723         119,737
  First Citizens BancShares, Inc. (Class A)     1,347         131,669
  First Commonwealth Financial
  Corporation                                  12,634         145,544
  First Community Bancshares, Inc.              1,400          41,314
+ First Consulting Group, Inc.                  3,474          53,847


                                    18 & 19

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master Small Cap Index Series (continued)
  -------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
=====================================================================
Common Stocks (continued)

  First Essex Bancorp, Inc.                     1,416     $    39,903
  First Federal Capital Corp.                   2,912          45,718
  First Financial Bancorp                       7,987         140,971
  First Financial Bankshares, Inc.              2,412          72,601
  First Financial Corporation                   1,522          66,740
  First Financial Holdings, Inc.                2,826          68,304
+ First Horizon Pharmaceutical Corporation      2,400          70,536
  First Indiana Corporation                     1,831          40,117
  First Industrial Realty Trust, Inc.           8,706         270,757
  First Merchants Corporation                   2,472          59,377
  First Midwest Bancorp, Inc.                  11,016         321,557
  First Niagara Financial Group, Inc.           2,168          36,487
  First Place Financial Corp.                   2,600          40,950
+ First Republic Bank                           1,900          45,885
  First Sentinel Bancorp Inc.                   5,867          73,455
  Firstbank Corp.                               4,486         127,851
+ FirstFed Financial Corp.                      3,700          94,831
  Fisher Communications, Inc.                     800          35,200
+ Fisher Scientific International Inc.         12,033         351,364
  Flagstar Bancorp, Inc.                        1,550          31,201
  Fleetwood Enterprises, Inc.                   7,299          82,698
  Fleming Companies, Inc.                       9,240         170,940
  Florida East Coast Industries, Inc.           5,081         117,625
  Florida Rock Industries, Inc.                 4,189         153,234
+ Flow International Corporation                1,700          21,029
+ Flowers Foods, Inc.                           3,781         150,938
+ Flowserve Corporation                         8,446         224,748
  Flushing Financial Corporation                2,350          41,830
+ Foamex International Inc.                     2,300          18,630
+ Focal Communications Corporation              1,400             854
  Focal Communications Corporation
    (Warrants) (a)                                220               0
+ Footstar, Inc.                                4,436         138,847
  Forest City Enterprises, Inc. (Class A)       5,445         210,721
+ Forrester Research, Inc.                      3,081          62,051
+ Forward Air Corporation                       2,788          94,569
+ Fossil, Inc.                                  3,037          63,777
  Franklin Electric Co., Inc.                     915          75,030
  Fred's, Inc.                                  2,460         100,762
+ FreeMarkets, Inc.                             6,669         159,856
  Fremont General Corporation                  12,761          99,791
+ Friedman, Billings, Ramsey Group, Inc.
    (Class A)                                   4,958          25,732
  Friedman's Inc. (Class A)                     2,200          18,524
+ Frontier Airlines, Inc.                       6,655         113,135
  Frontier Financial Corporation                3,641          95,249
  Frontier Oil Corporation                      5,715          95,098
+ ftd.com inc.                                  2,317          16,219
+ FuelCell Energy, Inc.                         6,026         109,312
+ Furniture Brands International, Inc.         11,203         358,720
  G & K Services, Inc. (Class A)                4,577         147,837
  GBC Bancorp                                   1,734          51,153
+ GTECH Holdings Corporation                    6,241         282,655
+ Gabelli Asset Management Inc. (Class A)       1,096          47,347
  Gables Residential Trust                      5,282         156,347
  Garan, Incorporated                             800          34,000
+ Gardner Denver Inc.                           2,757          61,536
+ Gartner Group, Inc. (Class A)                17,259         201,758
+ Gaylord Entertainment Company                 4,855         119,433
+ Genaissance Pharmaceuticals, Inc.             3,600          16,740
  GenCorp Inc.                                  6,971          98,361
+ Gene Logic Inc.                               6,039         113,775
+ Genelabs Technologies, Inc.                   7,300          13,505
+ Genencor International Inc.                   1,700          27,132
  General Cable Corporation                     6,790          88,949
+ General Communication, Inc. (Class A)         8,239          70,279
+ Genesco Inc.                                  4,538          94,209
+ GenesisIntermedia, Inc.                       3,300               0
+ The Genlyte Group Incorporated                2,373          70,620
+ Genome Therapeutics Corp.                     4,394          29,923
+ GenStar Therapeutics Corporation              1,500           3,705
+ Genta Incorporated                            3,497          49,762
  Gentek, Inc.                                    962           1,645
+ Gentiva Health Services, Inc.                 4,090          89,775
+ Genuity Inc.                                 34,588          54,649
+ Genzyme Corporation--Genzyme
    Biosurgery Division                         6,800          36,108
+ Genzyme Molecular Oncology                    2,800          22,400
+ Genzyme Transgenics Corporation               4,234          24,642
  Georgia Gulf Corporation                      5,337          98,734
  Gerber Scientific, Inc.                       4,138          38,483
  German American Bancorp                       2,420          39,204
+ Geron Corporation                             4,529          39,402
+ Getty Images, Inc.                            7,400         170,052
  Getty Realty Corporation                        800          15,080
  Gibraltar Steel Corporation                   1,223          21,427
  Glacier Bancorp, Inc.                         2,400          49,968
  Glenborough Realty Trust Incorporated         4,339          84,177
  Glimcher Realty Trust                         5,456         102,736
+ Global Imaging Systems, Inc.                    700          10,451
  Global Payments Inc.                          7,790         267,976
+ Global Sports, Inc.                           1,400          27,930
+ GlobalSCAPE, Inc.                               290               0
+ GlobespanVirata, Inc.                        22,917         296,773
  Gold Banc Corporation                         6,722          47,793
+ Golden Telecom, Inc.                          1,792          20,913
  The Gorman-Rupp Company                       1,200          32,220
  Graco Inc.                                    6,916         270,070
  Granite Construction Incorporated             6,771         163,046
  Gray Communications Systems, Inc.             2,303          31,966
  Great American Financial Resources, Inc.      1,333          24,994
+ The Great Atlantic & Pacific Tea
    Company, Inc.                               4,431         105,369
  Great Lakes REIT, Inc.                        2,727          43,632
  Great Southern Bancorp, Inc.                  1,439          43,889
  Greater Bay Bancorp                          10,460         298,947
+ Green Mountain Coffee, Inc.                   1,111          30,430
  Greif Bros. Corporation (Class A)             2,775          91,436
  Grey Global Group Inc.                          136          90,678
+ Grey Wolf, Inc.                              31,843          94,574
+ Griffon Corporation                           5,847          87,705
+ Group 1 Automotive, Inc.                      3,132          89,293
+ Guess?, Inc.                                  1,185           8,887
+ Guilford Pharmaceuticals Inc.                 4,336          52,032
+ Guitar Center, Inc.                           3,939          53,728
+ Gulf Island Fabrication, Inc.                 1,117          13,974
+ GulfMark Offshore, Inc.                         600          16,986
+ The Gymboree Corporation                      6,658          79,430
  H.B. Fuller Company                           6,240         179,525
+ H Power Corp.                                 5,100          15,912
  HEICO Corporation                             2,126          32,039
  HEICO Corporation (Class A)                     212           2,860
+ HNC Software Inc.                             7,787         160,412
  HRPT Properties Trust                        29,088         251,902
+ Haemonetics Corporation                       4,372         148,298
+ Hain Celestial Group, Inc.                    4,657         127,881
  Hancock Fabrics, Inc.                         2,400          31,560
  Hancock Holding Company                       1,718          73,943
+ Handleman Company                             5,561          82,581
+ Handspring, Inc.                              3,300          22,242
  Harbor Florida Bancshares, Inc.               4,517          76,789
  Harleysville Group Inc.                       6,362         151,988
  Harleysville National Corporation             3,576          84,215
  Harman International Industries,
    Incorporated                                7,130         321,563
+ Harmonic Inc.                                12,096         145,394
  Harsco Corporation                            8,906         305,476
+ Harvard Bioscience, Inc.                      1,804          17,932
  Haverty Furniture Companies, Inc.             2,936          48,591
  Hawaiian Electric Industries, Inc.            7,086         285,424
+ Hayes Lemmerz International, Inc.             3,443             861
+ Headwaters Incorporated                       5,146          58,973
  Health Care REIT, Inc.                        6,669         162,390
  Healthcare Realty Trust, Inc.                 9,052         253,456
+ HealthExtras, Inc.                            1,600           9,136
+ Heartland Express, Inc.                       3,314          92,030
+ Heidrick & Struggles International, Inc.      3,858          70,023
  Helix Technology Corporation                  4,661         105,106
+ Hemispherx Biopharma, Inc.                    2,700          12,150
  Herbalife International, Inc. (Class A)       3,821          54,335
+ Hexcel Corporation                            4,462          13,743
+ hi/fn, inc.                                   1,780          25,757
+ Hibbett Sporting Goods, Inc.                    600          18,180
  Hickory Tech Corporation                      2,899          49,138
  Highwoods Properties, Inc.                   11,979         310,855
  Hilb, Rogal and Hamilton Company              3,103         173,923
  Holly Corporation                             1,000          19,250
+ Hollywood Casino Corporation                  1,000          10,500
+ Hollywood Entertainment Corporation           8,607         122,994
  Home Properties of New York, Inc.             3,920         123,872
  Hooper Holmes, Inc.                          12,697         113,638
  Horace Mann Educators Corporation             9,068         192,423
+ Horizon Offshore, Inc.                        3,485          26,277
+ Hot Topic, Inc.                               3,636         114,134
+ HotJobs.com, Ltd.                             5,863          60,917
+ The Houston Exploration Company               1,883          63,231
+ Hovnanian Enterprises, Inc. (Class A)         3,232          68,777
  Hudson River Bancorp, Inc.                    2,800          61,320
  Hudson United Bancorp                        10,239         293,859
  Hughes Supply, Inc.                           5,290         163,302
+ Hutchinson Technology Incorporated            5,617         130,427
+ Hydril Company                                2,200          38,786
+ Hyperion Solutions Corporation                7,206         143,111
+ Hyseq, Inc.                                   2,607          20,126
+ I-many, Inc.                                  7,808          75,347
+ I-STAT Corporation                            3,876          30,582
  IBERIABANK Corporation                        1,300          36,036
+ ICU Medical, Inc.                             1,000          44,500
  IDEX Corporation                              6,781         233,944
+ IDEXX Laboratories, Inc.                      7,424         211,658
+ IDT Corporation                               2,684          52,365


                                    20 & 21

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master Small Cap Index Series (continued)
  -------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
=====================================================================
Common Stocks (continued)

+ IDT Corporation (Class B)                     5,162     $    85,741
+ IDX Systems Corporation                       3,327          43,284
+ IGEN International, Inc.                      2,776         111,318
+ IHOP Corp.                                    3,748         109,816
  IKON Office Solutions, Inc.                  31,606         369,474
+ ILEX Oncology, Inc.                           5,824         157,481
  IMC Global Inc.                              24,125         313,625
+ IMPATH Inc.                                   3,598         160,147
+ IMPCO Technologies, Inc.                      1,454          18,451
+ IMPSAT Fiber Networks Inc.                    2,453             429
+ INAMED Corporation                            3,527         106,057
  IRT Property Company                          5,893          62,466
+ ITC/\ DeltaCom, Inc.                          8,728           7,593
+ ITT Educational Services, Inc.                5,279         194,637
+ ITXC Corp.                                    5,914          42,522
+ IVEX Packaging Corporation                    3,554          67,526
+ IXYS Corporation                              2,193          17,741
+ iBasis, Inc.                                  5,808           7,608
+ Identix Incorporated                          6,030          87,978
+ Illumina, Inc.                                3,500          41,160
+ Imation Corp.                                 7,378         159,217
+ The Immune Response Corporation               7,662          10,267
+ ImmunoGen, Inc.                               8,727         144,694
+ Immunomedics, Inc.                            8,509         172,392
+ Impax Laboratories, Inc.                      3,000          40,320
+ Incyte Pharmaceuticals, Inc.                 14,724         288,001
  Independence Community Bank Corp.            13,209         300,637
  Independent Bank Corp.                        2,745          58,990
  Independent Bank Corporation                  2,205          61,299
+ Indus International, Inc.                     5,772          42,136
+ IndyMac Mortgage Holdings, Inc.              13,334         311,749
+ Inet Technologies, Inc.                       1,400          14,798
+ InFocus Corporation                           8,666         190,825
+ Infogrames, Inc.                              3,253          23,064
+ Information Holdings Inc.                     4,118         116,581
+ Information Resources, Inc.                   5,400          44,820
+ InfoSpace.com, Inc.                          53,473         109,620
+ infoUSA Inc.                                  5,561          38,593
  Ingles Markets, Incorporated (Class A)        2,164          25,860
+ Inkine Pharmaceutical Company, Inc.           6,200           9,672
+ Inktomi Corporation                          25,357         170,145
  Innkeepers USA Trust                          5,092          49,902
+ Innovative Solutions and Support, Inc.        1,000           7,770
+ Input/Output, Inc.                           10,146          83,299
+ Insight Enterprises, Inc.                     8,598         211,511
+ Insignia Financial Group, Inc.                4,272          46,138
+ Insituform Technologies, Inc. (Class A)       5,138         131,430
+ Insmed Incorporated                           6,600          25,212
+ Inspire Pharmaceuticals, Inc.                 3,841          54,120
+ Insurance Auto Auctions, Inc.                 1,965          28,512
  Integra Bank Corporation                      3,474          72,746
+ Integra LifeSciences Holdings                 2,500          65,850
+ Integral Systems, Inc.                        1,800          34,650
+ Integrated Circuit Systems, Inc.              5,693         128,605
+ Integrated Electrical Services, Inc.          6,497          33,265
+ Integrated Silicon Solution, Inc.             6,138          75,129
+ InteliData Technologies Corporation           9,277          26,254
+ Interactive Data Corporation                  8,164         115,439
+ Interactive Intelligence, Inc.                  838           5,824
+ The InterCept Group, Inc.                     2,943         120,369
+ InterDigital Communications Corporation      12,241         118,738
  Interface, Inc.                              10,021          56,218
+ Intergraph Corp.                             11,087         152,335
+ Interland, Inc.                               8,503          17,941
+ Interlogix Inc.                               4,283         165,624
+ Intermagnetics General Corporation            2,856          73,970
+ InterMune Inc.                                6,214         306,102
+ Internap Network Services Corporation        32,400          37,584
  International Bancshares Corporation          3,684         155,281
+ International Game Technology                 2,913         198,958
  International Multifoods                      3,444          82,312
+ International Specialty Products Inc.         2,365          21,167
+ Internet Capital Group, Inc.                 43,682          52,855
+ Interneuron Pharmaceuticals, Inc.             8,288          91,914
  Interpool, Inc.                               2,883          55,498
  Interstate Bakeries Corporation               6,228         150,593
+ InterTAN, Inc.                                5,979          75,096
  Inter-Tel Inc.                                4,177          80,282
+ Intertrust Technologies Corporation          14,188          17,451
+ InterVoice-Brite, Inc.                        6,788          86,886
+ Intrado Inc.                                  2,300          61,640
+ Intuitive Surgical, Inc.                      7,062          70,832
  Invacare Corp.                                4,622         155,808
  Investors Real Estate Trust                   3,400          31,620
+ Iomega Corporation                           12,103         101,060
+ Ionics, Inc.                                  3,867         116,126
  Irwin Financial Corporation                   1,848          31,416
+ Isis Pharmaceuticals, Inc.                    7,389         163,962
+ Isle of Capri Casinos, Inc.                   4,275          57,199
+ Itron, Inc.                                   3,282          99,445
+ Ixia                                          9,229         118,593
+ J.B. Hunt Transport Services, Inc.            3,494          81,061
+ J.D. Edwards & Company                       22,183         364,910
+ J & J Snack Foods Corp.                         700          17,115
+ J. Jill Group Inc.                            2,508          53,997
  The J.M. Smucker Company                      4,288         151,709
+ JAKKS Pacific, Inc.                           4,261          80,746
+ JDA Software Group, Inc.                      4,408          98,519
  JDN Realty Corporation                        6,971          85,952
  JLG Industries, Inc.                          9,098          96,894
+ JNI Corp.                                     5,288          43,943
  JP Realty, Inc.                               2,098          49,911
+ Jack in the Box Inc.                          8,218         226,324
  Jeffries Group, Inc.                          4,970         210,281
  John H. Harland Company                       6,482         143,252
  John Wiley & Sons, Inc. (Class A)            10,037         231,152
+ Jones Lang Lasalle Inc.                       6,408         115,664
+ Journal Register Co.                          5,933         124,830
+ K2 Inc.                                       3,000          21,630
  KB HOME                                       7,797         312,660
+ KCS Energy, Inc.                              6,394          19,949
  K-Swiss Inc. (Class A)                        1,424          47,348
+ K-V Pharmaceutical Company (Class B)          4,868         158,015
+ Kadant Inc.                                     270           3,915
+ Kaiser Aluminum Corporation                   5,249           8,503
  Kaman Corp. (Class A)                         4,994          77,906
+ Kana Software, Inc.                           3,393          66,028
  Kansas City Life Insurance Company            1,342          49,788
+ Kansas City Southern Industries, Inc.        12,776         180,525
  Kaydon Corp.                                  6,126         138,938
+ Keane, Inc.                                  11,858         213,800
  Keithley Instruments, Inc.                    1,401          23,677
  Kellwood Co.                                  5,082         122,019
  Kelly's Services, Inc. (Class A)              3,568          78,104
+ Kendle International Inc.                     1,700          34,272
  Kennametal Inc.                               6,903         277,984
+ Kenneth Cole Productions, Inc. (Class A)        992          17,558
+ Keryx Biopharmaceuticals, Inc.                1,900          13,870
+ Key Energy Services, Inc.                    20,998         193,182
+ Key Production Company, Inc.                  3,337          56,729
+ Key3Media Group, Inc.                         6,006          32,012
+ Keynote Systems, Inc.                         5,538          51,780
  Keystone Property Trust                       1,504          19,687
+ kforce.com, Inc.                              5,496          34,570
  Kilroy Realty Corporation                     5,478         143,907
  Kimball International (Class B)               7,574         114,746
+ Kindred Healthcare, Inc.                         67           3,418
+ Kirby Corporation                             4,130         113,781
+ Knight Transportation, Inc.                   3,550          66,678
  Koger Equity, Inc.                            5,548          90,432
+ Kopin Corporation                            13,800         193,200
+ Korn/Ferry International                      8,168          86,989
+ Kos Pharmaceuticals, Inc.                     1,166          40,344
+ Kosan Biosciences, Inc.                       2,100          16,779
  Kramont Realty Trust                          3,400          49,640
+ Kroll Inc.                                    2,100          31,710
+ Kronos, Inc.                                  4,116         199,132
+ Kulicke and Soffa Industries                 10,856         186,180
  LNR Property Corp.                            4,944         154,154
  LSI Industries Inc.                           2,550          44,370
+ LTX Corporation                              10,703         224,121
+ La Jolla Pharmaceutical Company               6,600          59,004
+ La Quinta Properties, Inc.                   28,700         164,738
  La-Z-Boy Inc.                                10,781         235,241
+ Labor Ready, Inc.                             9,022          46,102
  The Laclede Group, Inc.                       3,948          94,357
+ Ladenburg Thalmann Financial
    Services Inc.                               1,083             942
+ Ladish Co., Inc.                              1,800          19,656
  Lakeland Bancorp, Inc.                        2,564          41,793
  Lancaster Colony Corporation                  6,302         223,784
  Lance, Inc.                                   5,300          75,737
+ Land's End, Inc.                              2,478         124,296
  LandAmerica Financial Group, Inc.             4,099         117,641
  Landauer, Inc.                                1,778          60,185
  Landry's Seafood Restaurants                  3,396          63,335
+ Landstar System, Inc.                         1,902         137,914
+ Lantronix, Inc.                               4,364          27,580
+ Large Scale Biology Corp.                     1,700           7,650
  LaSalle Hotel Properties                      3,020          35,455
  Lawson Products, Inc.                         1,147          29,822
+ Leap Wireless International, Inc.             6,767         141,904
+ Learning Tree International, Inc.             2,730          76,167
+ LeCroy Corporation                            1,200          21,840
  Lee Enterprises, Incorporated                 9,673         351,807
+ Legato Systems, Inc.                         19,620         254,471
  Lennox International Inc.                     8,735          84,729
+ Lexar Media, Inc.                             9,174          24,219
+ Lexent Inc.                                   2,600          16,250
+ Lexicon Genetics Incorporated                 6,905          79,684
  Lexington Corporate Properties Trust          3,742          58,001
  Libbey, Inc.                                  3,233         105,557


                                    22 & 23

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master Small Cap Index Series (continued)
  -------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
=====================================================================
Common Stocks (continued)

+ Liberate Technologies, Inc.                  22,986     $   263,879
  The Liberty Corporation                       3,754         154,477
+ Liberty Digital, Inc. (Class A)               5,228          18,089
+ Liberty Livewire Corporation (Class A)        1,598          11,101
+ LifePoint Hospitals, Inc.                     8,495         289,170
+ Ligand Pharmaceuticals Incorporated
    (Class B)                                   9,216         164,966
+ Lightbridge, Inc.                             5,791          70,361
+ LightPath Technologies, Inc. (Class A)        4,628          16,429
  Lincoln Electric Holdings, Inc.               6,992         170,884
  Lindsay Manufacturing Co.                     2,213          42,822
+ Linens 'n Things, Inc.                        8,018         204,459
  Liqui-Box Corporation                           648          26,730
+ Lithia Motors, Inc.                             700          14,490
+ Littelfuse Inc.                               4,060         106,534
+ Local Financial Corp.                         3,500          48,965
+ LodgeNet Entertainment Corporation            2,072          35,410
  Lone Star Steakhouse & Saloon, Inc.           3,954          58,638
+ Lone Star Technology                          5,558          97,821
  Longs Drug Stores Corporation                 6,383         149,235
  Longview Fibre Company                       11,421         134,882
+ Loudcloud, Inc.                               1,500           6,360
  Louisiana-Pacific Corporation                23,309         196,728
+ Luby's Cafeterias Inc.                        5,018          28,653
  Lufkin Industries, Inc.                         700          18,760
+ Luminex Corporation                           3,351          56,833
+ Lydall, Inc.                                  2,500          25,000
+ Lynch Interactive Corporation                   538          37,122
  M/I Schottenstein Homes, Inc.                 1,000          49,770
  MAF Bancorp, Inc.                             4,069         120,035
+ MAXIMUS, Inc.                                 2,404         101,112
+ MB Financial, Inc.                            1,300          35,347
+ MCSi, Inc.                                    2,338          54,826
  MDC Holdings, Inc.                            4,096         154,803
+ MEMC Electronic Materials, Inc.               8,425          29,909
+ MGI Pharma, Inc.                              4,602          70,319
+ MIPS Technologies, Inc. (Class A)             8,847          76,438
+ MKS Instruments, Inc.                         4,580         123,797
+ MRO Software, Inc.                            3,230          75,517
+ MRV Communications, Inc.                     17,179          72,839
+ MSC Industrial Direct Co., Inc. (Class A)     8,515         168,171
+ MSC.Software Corp.                            4,000          62,400
+ MTR Gaming Group, Inc.                        2,800          44,800
  MTS Systems Corporation                       3,900          39,429
  MacDermid, Inc.                               4,667          79,106
  Macerich Company                              6,510         173,166
+ MacroChem Corporation                         5,399          16,467
+ Macromedia, Inc.                             12,671         225,544
  Madison Gas & Electric Co.                    3,445          91,120
+ Magellan Health Services, Inc.                5,504          34,950
+ Magna Entertainment Corp. (Class A)           3,500          24,500
+ Magnetek, Inc.                                3,737          33,670
+ Magnum Hunter Resources, Inc.                 5,600          46,480
+ Mail-Well, Inc.                               6,760          27,716
  Main Street Banks, Inc.                       1,400          22,960
+ The Management Network Group, Inc.            1,109           7,652
+ Manhattan Associates, Inc.                    3,139          91,502
  The Manitowoc Co., Inc.                       5,511         171,392
  Manu Home Communications                      3,094          96,564
+ Manufacturers' Services Limited               2,100          13,125
+ MapInfo Corporation                           3,090          48,482
  Marcus Corporation                            3,879          54,888
+ Martek Biosciences Corporation                3,512          76,386
+ Martha Stewart Living Omnimedia, Inc.
    (Class A)                                   1,882          30,959
+ MasTec, Inc.                                  4,600          31,970
  Mathews International Corp. (Class A)         6,573         161,564
+ Matrix Pharmaceutical, Inc.                   5,729           8,995
+ MatrixOne, Inc.                               6,597          85,695
+ Mattson Technology, Inc.                      6,799          59,899
+ Maui Land & Pineapple Company, Inc.             663          15,919
+ Maverick Tube Corporation                     7,363          95,351
+ Maxim Pharmaceuticals, Inc.                   4,927          33,996
+ Maxwell Technologies, Inc.                    1,900          18,620
+ Maxygen Inc.                                  6,301         110,709
+ McAfee.com Corporation                        1,234          41,845
  McGrath Rentcorp                              1,505          56,468
+ McMoRan Exploration Co.                       2,753          15,940
+ Measurement Specialties, Inc.                 1,000           9,410
+ Mechanical Technology Incorporated            4,339          11,889
  Medallion Financial Corp.                     3,178          25,106
+ The Med-Design Corporation                    1,726          33,657
  Medford Bancorp, Inc.                         1,300          27,508
  Media General, Inc. (Class A)                 2,705         134,790
+ The Medicines Company                         4,927          57,104
+ Medis Technologies Ltd.                       1,300           9,555
+ MedQuist Inc.                                 2,296          67,158
+ MemberWorks Incorporated                      2,154          30,178
+ The Men's Wearhouse, Inc.                     7,061         145,810
  Mentor Corporation                            4,772         136,288
+ Mercury Computer Systems, Inc.                4,056         158,630
+ The Meridian Resource Corporation             6,311          25,181
  Meristar Hospitality Corp.                    8,358         118,684
+ Meritage Corporation                            700          35,910
+ Merix Corporation                             3,073          53,009
+ Mesa Air Group, Inc.                          6,656          50,053
+ Mesaba Holdings, Inc.                         2,744          19,537
+ Mestek, Inc.                                    100           2,365
+ MetaSolv, Inc.                                6,208          48,733
+ Metawave Communications Corporation           9,333          29,119
  Methode Electronics                           6,380          51,040
+ Metro One Telecommunications, Inc.            3,942         119,245
+ Metromedia International Group, Inc.         16,469          13,340
+ Michael's Stores                             14,408         474,744
+ Micro General Corporation                     1,700          23,307
  MicroFinancial Incorporated                   1,600          16,400
+ Micros Systems, Inc.                          3,899          97,865
+ Microsemi Corporation                         6,145         182,507
+ MicroStrategy Incorporated                    7,464          28,736
+ Microtune, Inc.                               5,209         122,203
+ Microvision, Inc.                             2,292          32,638
+ Mid Atlantic Medical Services, Inc.          10,540         239,258
  Mid-America Apartment
    Communities, Inc.                           3,129          82,293
+ Mid-Atlantic Realty Trust                     1,900          29,545
  Mid-State Bancshares                          4,350          70,818
  MidAmerica Bancorp                            1,508          49,915
  Midas Group, Inc.                             3,342          38,433
  Middlesex Water Company                       1,125          38,160
  The Midland Company                             929          40,690
+ Midway Games Inc.                             5,474          82,165
  Midwest Banc Holdings, Inc.                   1,520          32,300
+ Midwest Express Holdings                      2,630          38,398
  Milacron Inc.                                 3,472          54,892
+ Millennium Cell Inc.                          3,902          20,368
  Millennium Chemicals Inc.                    14,140         178,164
  Mills Corp.                                   3,981         105,417
  Mine Safety Appliances Company                1,742          69,941
  Minerals Technologies, Inc.                   4,353         203,024
+ Miravant Medical Technologies                 3,062          29,426
  Mission West Properties Inc.                  2,600          33,072
  Mississippi Valley Bancshares, Inc.           1,295          50,764
+ Mobile Mini, Inc.                             2,871         112,314
  Modine Manufacturing Co.                      5,894         137,507
+ Modis Professional Services, Inc.            20,405         145,692
+ Moldflow Corporation                            400           5,728
+ Molecular Devices Corporation                 3,637          75,904
+ Monaco Coach Corporation                      5,024         109,875
+ The Montana Power Company                    22,594         129,915
+ Moog Inc. (Class A)                           2,406          52,451
  Movado Group, Inc.                            1,400          26,880
+ Movie Gallery, Inc.                           1,610          39,220
+ Mueller Industries, Inc.                      6,482         215,526
+ Multex.com Inc.                               6,051          27,229
  Myers Industries, Inc.                        3,656          49,904
  NACCO Industries, Inc. (Class A)              1,387          78,768
+ NATCO Group Inc.                                900           6,300
  NBC Capital Corporation                       1,347          41,366
  NBT Bancorp Inc.                              4,713          68,291
+ NBTY Inc.                                     9,414         110,144
  NCH Corporation                                 508          26,492
+ NCI Building Systems, Inc.                    3,568          63,154
+ NCO Group, Inc.                               4,061          92,997
  NDCHealth Corporation                         7,164         247,516
+ NEON Communications, Inc.                     1,669           4,523
  NL Industries, Inc.                           2,134          32,586
+ NMS Communications Corporation                7,745          37,331
  NN, Inc.                                      2,765          30,830
+ NPS Pharmaceuticals, Inc.                     6,123         234,511
+ NS Group, Inc.                                3,855          28,835
+ NTELOS Inc.                                   3,493          54,107
  NUI Corporation                               2,983          70,697
+ NVR, Inc.                                     1,494         304,776
+ NYFIX, Inc.                                   5,253         105,165
  NYMAGIC, Inc.                                   100           1,609
+ Nabi                                          8,354          86,213
+ Nanogen, Inc.                                 2,941          16,970
+ Nanometrics Incorporated                      1,724          33,446
+ Nanophase Technologies Corporation            1,800          10,602
+ NaPro Bio Therapeutics, Inc.                  4,600          52,440
  Nash-Finch Company                            2,377          73,925
+ National Beverage Corp.                       1,195          14,161
  National Golf Properties, Inc.                2,391          21,208
  National Health Investors, Inc.               4,529          67,029
+ National Healthcare Corporation               1,300          19,981
  National Penn Bancshares, Inc.                3,745          82,392
  National Presto Industries, Inc.              1,050          29,137
+ National Processing, Inc.                     1,324          43,030


                                    24 & 25

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master Small Cap Index Series (continued)
  -------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
=====================================================================
Common Stocks (continued)

  National Service Industries, Inc.             9,160     $    18,503
+ National Western Life Insurance Company
    (Class A)                                     462          51,374
  Nationwide Health Properties, Inc.           10,459         195,479
  Natures Sunshine Products, Inc.               1,500          17,610
+ Nautica Enterprises, Inc.                     4,766          60,957
+ Navigant Consulting, Inc.                     8,423          46,326
+ Navigant International, Inc.                  3,111          35,621
+ NeoPharm, Inc.                                2,200          55,110
+ Neose Technologies, Inc.                      2,563          93,857
+ Net.B@nk, Inc.                                5,711          59,851
+ Net2Phone, Inc.                               3,780          25,515
+ Netegrity, Inc.                               5,255         101,737
+ NetIQ Corporation                             8,674         305,845
+ NetRatings, Inc.                              1,017          15,947
+ Netro Corporation                             9,001          33,034
+ NetScout Systems, Inc.                        2,785          22,029
+ Network Plus Corp.                            3,033           3,518
+ Neurocrine Biosciences, Inc.                  5,132         263,323
+ Neurogen Corporation                          2,898          50,657
  New Century Financial Corporation             1,800          24,354
  New England Business Services, Inc.           2,507          48,009
+ New Focus, Inc.                              11,268          42,931
+ New Horizons Worldwide, Inc.                    800           9,200
  New Jersey Resources Corporation              3,916         183,269
  New York Community Bancorp, Inc.             18,097         413,878
+ Newpark Resources, Inc.                      14,720         116,288
  Newport Corporation                           7,635         147,203
+ NewPower Holdings, Inc.                       9,946           7,360
+ Next Level Communications, Inc.               3,600          12,060
+ NextCard, Inc.                                7,215           3,752
  Nordson Corporation                           5,210         137,596
+ Nortek, Inc.                                  1,730          48,267
+ North American Scientific, Inc.               1,200          16,080
  North Pittsburgh Systems, Inc.                3,721          68,838
+ Northfield Laboratories Inc.                  1,900          16,304
  Northwest Bancorp, Inc.                       2,667          30,510
  Northwest Natural Gas Company                 5,499         140,224
  Northwestern Corporation                      4,991         105,061
+ Novadigm, Inc.                                3,028          28,736
+ Novatel Wireless, Inc.                        3,000           3,660
+ Novavax, Inc.                                 2,200          31,020
+ Novell, Inc.                                 76,476         351,025
+ Noven Pharmaceuticals, Inc.                   4,831          85,750
+ Novoste Corporation                           2,848          24,892
+ Nu Horizons Electronics Corp.                 2,300          23,644
  Nu Skin Enterprises, Inc. (Class A)           9,026          78,977
+ Nuance Communications Inc.                    6,134          55,819
+ Nuevo Energy Company                          3,211          48,165
+ Numerical Technologies, Inc.                  4,009         141,117
+ O'Charley's Inc.                              3,684          68,191
  ONEOK, Inc.                                  11,591         206,783
+ ONYX Software Corporation                     6,473          25,245
+ OPNET Technologies, Inc.                      1,400          20,174
+ OSCA, Inc.                                    1,491          31,087
+ OTG Software, Inc.                            3,776          37,760
+ Oak Technology, Inc.                          9,968         137,060
+ Oceaneering International, Inc.               4,904         108,476
  OceanFirst Financial Corp.                    1,731          41,821
+ Octel Corp.                                   1,600          28,800
+ Ocular Sciences, Inc.                         3,714          86,536
+ Ocwen Financial Corporation                   7,465          63,303
+ OfficeMax, Inc.                              23,300         104,850
+ Offshore Logistics, Inc.                      3,185          56,566
  Oglebay Norton Company                          794          12,307
+ Ohio Casualty Corporation                    12,315         197,656
+ Oil States International, Inc.                1,400          12,740
  Old Second Bancorp, Inc.                      1,416          55,819
  Olin Corporation                              7,758         125,214
  Omega Financial Corporation                   1,841          59,188
+ OmniSky Corporation                             300               4
  Omnova Solutions Inc.                         7,295          49,606
+ On Assignment, Inc.                           4,025          92,454
+ On Command Corporation                        1,238           3,776
+ ON Semiconductor Corporation                  5,800          12,006
  Oneida Ltd.                                   3,164          40,974
+ Onyx Pharmaceuticals, Inc.                    4,400          22,528
+ Oplink Communications, Inc.                  26,619          50,177
+ Optical Cable Corporation                       534             870
+ Optical Communication Products, Inc.          1,283           5,055
+ Option Care, Inc.                             1,485          29,032
+ OraSure Technologies, Inc.                    6,059          73,617
+ Orbital Sciences Corporation                  7,535          31,120
+ Orchid Biosciences                            8,802          48,411
+ Oregon Steel Mills, Inc.                      6,071          30,051
+ O'Reilly Automotive, Inc.                     8,179         298,288
+ Organogenesis Inc.                            6,700          32,160
  Oriental Financial Group Inc.                 2,434          45,272
  OshKosh B'Gosh, Inc. (Class A)                2,202          92,352
  Oshkosh Truck Corporation                     3,663         178,571
+ Osmonics, Inc.                                1,400          19,628
  Otter Tail Power Company                      5,286         154,034
  Overseas Shipholding Group, Inc.              6,098         137,205
+ Overture Services, Inc.                       4,353         154,227
  Owens & Minor, Inc.                           7,498         138,713
+ Owens-Illinois, Inc.                         32,526         324,935
  Oxford Industries, Inc.                       1,321          31,176
+ P.F. Chang's China Bistro, Inc.               1,554          73,504
+ P.H. Glatfelter Company                       2,801          43,640
+ PAREXEL International Corporation             5,697          81,752
+ PC Connection, Inc.                             959          14,222
+ PC-Tel, Inc.                                  3,026          29,382
+ PDI, Inc.                                     1,721          38,413
+ PEC Solutions, Inc.                             477          17,940
+ PECO II, Inc.                                 2,000          11,920
+ PETsMART, Inc.                               21,735         213,872
  PFF Bancorp, Inc.                             2,344          64,694
+ PICO Holdings, Inc.                           2,397          29,962
+ PLATO Learning, Inc.                          2,400          39,864
+ PLX Technology, Inc.                          4,186          52,785
  PMA Capital Corporation (Class A)             3,206          61,876
  PNM Resources Inc.                            8,519         238,106
+ POZEN Inc.                                    3,900          20,553
+ PRAECIS Pharmaceuticals Incorporated         11,117          64,701
+ PRI Automation, Inc.                          5,397         110,369
  PS Business Parks, Inc.                       2,508          79,002
+ PSS World Medical, Inc.                      15,673         127,892
+ PYR Energy Corporation                        2,300           4,554
  Pacific Capital Bancorp                       5,800         161,182
+ Pacific Gulf Resources                        4,517           9,937
  Pacific Northwest Bancorp                     2,608          53,360
+ Pacific Sunwear of California, Inc.           6,068         123,909
+ PacifiCare Health Systems, Inc.               5,700          91,200
+ Packeteer, Inc.                               5,207          38,376
+ Pain Therapeutics, Inc.                       2,700          24,732
+ Palm Harbor Homes, Inc.                       3,605          86,340
  Pan Pacific Retail Properties, Inc.           5,028         144,404
+ Panera Bread Company (Class A)                2,100         109,284
+ Papa John's International, Inc.               2,548          70,019
+ Paradigm Genetics, Inc.                       2,992          17,054
  Park Electrochemical Corp.                    3,649          96,334
  Park National Corporation                     2,604         241,521
+ Parker Drilling Company                      19,981          73,730
+ ParkerVision, Inc.                            1,869          39,249
  Parkway Properties, Inc.                      1,804          59,893
+ Pathmark Stores, Inc.                         6,642         163,792
  Patina Oil & Gas Corporation                  4,301         118,277
+ Paxar Corporation                             7,782         110,504
+ Paxson Communications Corporation             6,668          69,681
+ Pediatrix Medical Group, Inc.                 4,100         139,072
+ Pegasus Communications Corporation            9,395          97,802
+ Pegasus Systems, Inc.                         5,339          75,814
+ Pemstar Inc.                                  4,547          54,564
  Penn Engineering & Manufacturing Corp.        2,256          37,788
+ Penn National Gaming, Inc.                    2,089          63,380
  Penn Virginia Corporation                     1,779          60,664
  PennFed Financial Services, Inc.                900          22,338
  Pennsylvania Real Estate
    Investment Trust                            2,779          64,473
  Pennzoil-Quaker State Company                17,676         255,418
  Penton Media, Inc.                            4,804          30,073
+ Penwest Pharmaceuticals Co.                   2,000          40,100
  Peoples Energy Corporation                    7,699         292,023
  The Peoples Holding Company                   1,455          53,835
  The Pep Boys--Manny, Moe & Jack              10,010         171,671
+ Per-Se Technologies, Inc.                     6,598          70,929
+ Peregrine Pharmaceuticals, Inc.              23,155          79,190
+ Performance Food Group Company                8,031         282,450
+ Performance Technologies, Incorporated        1,500          19,980
+ Pericom Semiconductor Corporation             4,693          68,049
+ Perini Corporation                            1,200           8,400
+ Perot Systems Corporation (Class A)          13,468         275,017
+ Perrigo Company                              13,515         159,747
+ PetroQuest Energy, Inc.                       5,486          29,186
+ Pharmaceutical Resources, Inc.                3,800         128,440
+ Pharmacopeia, Inc.                            5,085          70,631
+ Pharmacyclics, Inc.                           3,511          34,899
+ Pharmos Corporation                          10,200          23,970
+ Philadelphia Consolidated Holding Corp.       2,156          81,303
  Philadelphia Suburban Corporation            12,562         283,273
  Phillips-Van Heusen Corporation               5,054          55,089
+ Phoenix Technologies Ltd.                     5,162          60,086
+ Photon Dynamics, Inc.                         2,862         130,650
+ Photronics, Inc.                              5,679         178,037
  Piedmont Natural Gas Company, Inc.            6,641         237,748
  Pier 1 Imports, Inc.                         21,324         369,758
  Pilgrim's Pride Corporation                   2,869          38,875
+ Pinnacle Entertainment, Inc.                  4,164          25,109
+ Pinnacle Holdings Inc.                       10,081           3,428
+ Pinnacle Systems, Inc.                       10,591          84,093


                                    26 & 27

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master Small Cap Index Series (continued)
  -------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
=====================================================================
Common Stocks (continued)

  Pioneer-Standard Electronics, Inc.            6,163     $    78,270
  Pitt-Des Moines, Inc.                           700          21,700
  Pittston Brink's Group                       11,537         254,968
+ Pixelworks, Inc.                              4,864          78,116
+ Plains Resources Inc.                         4,450         109,515
+ Planar Systems Inc.                           2,429          51,252
+ Plantronics, Inc.                             7,710         197,684
+ Playboy Enterprises, Inc.                     2,907          49,099
+ Playtex Products, Inc.                        5,776          56,316
+ Plexus Corporation                            9,261         245,972
  Polaris Industries, Inc.                      5,186         299,492
+ PolyMedica Corporation                        2,357          39,126
  PolyOne Corporation                          17,067         167,257
+ Pomeroy Computer Resources, Inc.              1,400          18,900
  Pope & Talbot, Inc.                           3,344          47,652
  Port Financial Corp.                          1,499          39,079
+ Portal Software, Inc.                        21,200          44,096
+ Possis Medical, Inc.                          3,988          69,471
  Post Properties, Inc.                         8,486         301,338
  Potlatch Corporation                          6,297         184,628
+ Powell Industries, Inc.                       1,531          28,737
+ Power Integrations, Inc.                      5,832         133,203
+ Powerwave Technologies, Inc.                 13,077         225,971
+ Pre-Paid Legal Services, Inc.                 3,548          77,701
  Prentiss Properties Trust                     6,850         188,033
  Presidential Life Corporation                 4,793          98,544
+ Presstek, Inc.                                6,840          62,723
+ Price Communications Corporation             10,804         206,248
+ Priceline.com Incorporated                   21,400         124,548
+ PriceSmart, Inc.                                716          25,060
+ Prima Energy Corporation                      2,143          46,610
  Prime Group Realty Trust                      1,292          11,925
+ Prime Hospitality Corp.                       9,990         110,390
+ Private Media Group, Inc.                     2,417          23,687
+ Prize Energy Corporation                        389           8,994
+ ProAssurance Corporation                      5,023          88,304
+ ProBusiness Services, Inc.                    3,691          69,391
+ The Profit Recovery Group
    International, Inc.                         8,213          66,936
+ Progress Software Corporation                 6,508         112,458
+ Projenics Pharmaceuticals, Inc.               1,500          27,705
  Promistar Financial Corp.                     3,311          80,954
+ ProQuest Company                              2,974         100,848
  Prosperity Bancshares, Inc.                     700          18,893
+ Proton Energy Systems, Inc.                   7,634          62,981
  Provident Bancorp, Inc.                         700          20,440
  Provident Bancshares Corporation              5,814         141,280
+ Province Healthcare Company                   6,991         215,742
+ Proxim, Inc.                                  5,362          53,191
  Pulitzer Inc.                                 1,855          94,605
+ Puma Technology, Inc.                         8,277          21,355
+ Pure Resources, Inc.                          2,984          59,978
+ QRS Corporation                               2,928          41,285
  Quaker Chemical Corporation                   1,100          22,660
+ Quaker City Bancorp, Inc.                       900          26,865
+ Quaker Fabric Corporation                     2,902          24,116
  Quanex Corporation                            3,005          85,042
+ Quicksilver Resources Inc.                    2,010          38,291
+ Quiksilver, Inc.                              4,775          82,130
  Quixote Corporation                           1,400          26,600
  R & G Financial Corporation (Class B)         2,241          38,411
+ R.H. Donnelley Corporation                    6,733         195,594
+ RARE Hospitality International, Inc.          4,118          92,820
+ RCN Corporation                               7,000          20,510
+ REMEC, Inc.                                  10,259         102,487
  RFS Hotel Investors, Inc.                     5,920          67,370
  RGS Energy Group Inc.                         7,506         282,226
  RLI Corp.                                     1,477          66,465
+ ROHN Industries, Inc.                         2,000           4,120
  RPC, Inc.                                     2,400          42,360
  RPM, Inc.                                    22,812         329,862
+ RTI International Metals, Inc.                4,013          39,929
+ Radiant Systems, Inc.                         3,357          38,606
+ RadiSys Corporation                           3,242          63,738
+ RailAmerica, Inc.                             4,702          67,991
+ Rainbow Technologies, Inc.                    5,123          37,910
+ Ralcorp Holdings, Inc.                        6,682         151,681
+ Rambus Inc.                                  18,084         144,491
+ Range Resources Corporation                  10,637          48,398
  Raymond James Financial, Inc.                 8,410         298,723
  Rayonier Inc.                                 6,075         306,605
+ Rayovac Corporation                           4,564          80,326
+ Read-Rite Corporation                        25,990         171,794
  Realty Income Corporation                     6,439         189,307
  Reckson Associates Realty Corporation         7,808         182,395
+ Recoton Corporation                           1,600          21,760
+ Red Hat, Inc.                                 5,997          42,579
  Redwood Trust, Inc.                           1,395          33,801
  Regal-Beloit Corporation                      4,251          92,672
  Regency Centers Corporation                   5,180         143,745
+ Regeneration Technologies, Inc.               2,765          28,175
+ Regeneron Pharmaceuticals, Inc.               5,819         163,863
+ Regent Communications, Inc.                   4,071          27,479
  Regis Corporation                             7,935         204,564
+ Register.com, Inc.                            4,500          51,750
+ RehabCare Group, Inc.                         3,395         100,492
  Reliance Steel & Aluminum Co.                 4,047         106,234
+ Remington Oil & Gas Corporation               3,620          62,626
+ Renaissance Learning, Inc.                    1,749          53,292
+ Renal Care Group, Inc.                       10,698         343,406
+ Rent A Center Inc.                            1,300          43,641
+ Rent-Way, Inc.                                5,378          32,214
  Republic Bancorp Inc.                        10,676         147,863
  Republic Bancorp, Inc. (Class A)              1,809          24,403
+ Republic Bancshares, Inc.                     1,334          17,342
+ Research Frontiers Incorporated               2,304          38,615
+ ResortQuest International, Inc.               2,800          13,328
  Resource America, Inc. (Class A)              3,749          35,016
+ Resources Connection, Inc.                    1,616          42,549
+ Respironics, Inc.                             6,690         231,742
+ Revlon, Inc. (Class A)                        2,237          14,898
+ Ribozyme Pharmaceuticals, Inc.                1,986           9,076
+ Rigel Pharmaceuticals, Inc.                   4,900          22,785
  Riggs National Corporation                    3,001          41,924
+ Right Management Consultants, Inc.            2,110          36,503
+ Rightchoice Managed Care, Inc.                  900          62,991
  Riviana Foods Inc.                            1,287          22,844
  Roadway Express, Inc.                         2,631          96,558
  Roanoke Electric Steel Corporation            1,800          24,840
  Robbins & Myers, Inc.                         1,412          33,055
+ The Robert Mondavi Corporation (Class A)      1,842          69,996
  Rock-Tenn Company (Class A)                   2,380          34,272
+ Rogers Corporation                            3,255          98,627
  Rollins, Inc.                                 3,312          66,240
  Roper Industries, Inc.                        6,521         322,790
+ Roxio, Inc.                                   3,696          61,169
  Royal Bancshares of Pennsylvania, Inc.        1,066          21,480
  Ruby Tuesday, Inc.                           14,201         292,967
  Ruddick Corporation                           6,769         108,236
+ Rudolph Technologies, Inc.                    2,073          71,145
+ Rural Cellular Corporation (Class A)          1,538          34,221
  Russ Berrie and Company, Inc.                 2,047          61,410
  Russell Corporation                           5,317          79,808
+ Ryan's Family Steak Houses, Inc.              6,800         147,220
  Ryder System, Inc.                           11,748         260,218
  Ryerson Tull, Inc.                            4,893          53,823
  The Ryland Group, Inc.                        2,676         195,883
  S&T Bancorp, Inc.                             5,263         127,786
  S.Y. Bancorp, Inc.                              900          29,970
+ S1 Corporation                               13,022         210,696
+ SBA Communications Corporation                8,497         110,631
+ SBS Technologies, Inc.                        3,388          49,363
+ SCM Microsystems, Inc.                        3,434          50,274
+ SCP Pool Corporation                          4,323         118,666
  SCPIE Holdings Inc.                           1,961          57,359
+ SEACOR SMIT Inc.                              3,808         176,691
  SEMCO Energy, Inc.                            3,987          42,860
+ SERENA Software, Inc.                         3,497          76,025
+ SIPEX Corporation                             5,161          66,319
+ SITEL Corporation                            12,488          29,971
  SJW Corp.                                       458          39,063
  SL Green Realty Corp.                         5,032         154,533
  SLI, Inc.                                     4,243          11,074
+ SONICblue Incorporated                       18,332          74,061
+ SPS Technologies, Inc.                        2,144          74,868
+ SPSS Inc.                                     2,189          38,855
+ SRI/Surgical Express, Inc.                      400           6,400
+ STERIS Corporation                           14,537         265,591
  SWS Group, Inc.                               3,004          76,452
+ Saba Software, Inc.                           5,732          29,921
+ Safeguard Scientifics, Inc.                  25,647          89,765
+ Saga Communications, Inc. (Class A)           1,547          32,023
+ Sage, Inc.                                    2,756         102,165
+ Salem Communications Corporation
    (Class A)                                   1,983          45,609
+ Salton, Inc.                                  1,496          28,244
+ Sanchez Computer Associates, Inc.             2,699          23,076
  Sanderson Farms, Inc.                           100           2,135
  Sandy Spring Bancorp, Inc.                    3,215         102,414
+ Sangamo Biosciences, Inc.                     1,700          15,878
+ SangStat Medical Corporation                  4,239          83,254
  Santander BanCorp                             1,235          23,971
+ Sapient Corporation                          17,392         134,266
+ SatCon Technology Corporation                 2,428          12,626
  Sauer-Danfoss, Inc.                           2,273          18,184
  Saul Centers, Inc.                            2,322          49,575
+ ScanSource, Inc.                              1,300          61,880
  Schawk, Inc.                                    800           8,800
+ Scholastic Corporation                        6,159         309,982
+ School Specialty, Inc.                        3,454          79,028


                                    28 & 29

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master Small Cap Index Series (continued)
  -------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
=====================================================================
Common Stocks (continued)

+ Schuler Homes, Inc.                           6,000     $   119,100
  Schweitzer-Manduit International, Inc.        3,320          78,850
+ SciClone Pharmaceuticals, Inc.                7,207          21,621
+ Scientific Games Corporation                  1,700          14,875
+ Scios Inc.                                    9,500         225,815
+ The Scotts Company (Class A)                  3,449         164,172
  Seaboard Corporation                             12           3,672
+ SeaChange International, Inc.                 3,808         129,929
  Seacoast Banking Corporation of Florida
    (Class A)                                     950          44,080
  Seacoast Financial Services Corporation       5,402          92,644
+ Seattle Genetics, Inc.                          500           2,850
  Second Bancorp, Incorporated                  1,917          41,426
+ Secure Computing Corporation                  6,288         129,218
+ SeeBeyond Technology Corporation              6,027          58,462
+ Seitel, Inc.                                  4,402          59,867
+ Select Medical Corporation                    1,600          25,728
+ Selectica, Inc.                               2,243          13,570
  Selective Insurance Group, Inc.               5,611         121,927
+ Semitool, Inc.                                3,441          39,503
  Senior Housing Properties Trust               2,714          37,752
  Sensient Technologies Corporation            10,757         223,853
+ Sequa Corporation (Class A)                     865          41,105
+ Sequenom Inc.                                 4,181          44,611
+ Serologicals Corporation                      4,172          89,698
+ ShopKo Stores, Inc.                           5,898          56,031
+ Shuffle Master, Inc.                          3,200          50,144
  Shurgard Storage Centers, Inc. (Class A)      6,689         214,048
+ Sierra Health Services, Inc.                  5,326          43,141
  Sierra Pacific Resources                     21,477         323,229
+ SignalSoft Corporation                        3,200          14,304
+ Silgan Holdings Inc.                          1,700          44,472
+ Silicon Graphics, Inc.                       43,607          91,575
+ Silicon Image, Inc.                           8,976          33,750
+ Silicon Laboratories Inc.                     1,500          50,565
+ Silicon Storage Technology, Inc.             16,658         160,583
+ Silicon Valley Bancshares                     9,463         252,946
+ Siliconix Incorporated                          900          24,678
  Simmons First National Corporation
    (Class A)                                   1,300          41,795
+ Simplex Solutions, Inc.                         992          16,864
+ Simpson Manufacturing Co., Inc.               1,633          93,571
+ Sinclair Broadcast Group, Inc. (Class A)      5,364          50,743
+ Sirenza Microdevices, Inc.                    1,525           9,287
+ Sirius Satellite Radio Inc.                  10,227         118,940
+ Skechers U.S.A., Inc. (Class A)               3,255          47,588
+ SkillSoft Corporation                         1,132          29,341
  Skyline Corporation                           1,401          45,182
+ Smart & Final Inc.                            2,629          27,447
+ Sola International Inc.                       4,600          89,240
+ Somera Communications, Inc.                   6,274          47,369
+ Sonic Automotive, Inc.                        5,373         125,943
+ Sonic Corp.                                   4,651         167,436
+ SonicWALL, Inc.                               8,841         171,869
+ SonoSite, Inc.                                2,115          54,334
+ Sorrento Networks Corporation                 3,107          11,154
+ Sotheby's Holdings, Inc. (Class A)            4,736          78,665
+ SoundView Technology Group, Inc.             12,244          28,529
  The South Financial Group, Inc.               9,238         163,975
  South Jersey Industries, Inc.                 2,566          83,652
  Southern Peru Limited                         3,102          37,069
+ Southern Union Company                        7,237         136,490
+ Southwest Bancorporation of Texas, Inc.       5,724         173,265
  Southwest Gas Corporation                     6,390         142,817
+ Southwestern Energy Company                   5,524          57,450
  Sovran Self Storage, Inc.                     2,404          74,885
+ Spanish Broadcasting System, Inc.
    (Class A)                                   8,684          85,885
+ Spartan Stores, Inc.                          4,265          51,009
  Spartech Corporation                          2,954          60,705
+ Specialty Laboratories, Inc.                  1,224          33,648
+ SpectraLink Corporation                       3,280          56,186
+ Spectrasite Holdings, Inc.                   14,624          52,500
+ Spectrian Corporation                         2,781          30,674
+ SpeechWorks International Inc.                5,576          62,730
+ Speedway Motorsports, Inc.                    2,755          69,646
+ Spherion Corporation                         11,729         114,475
  Spiegel, Inc. (Class A)                       3,760          17,108
+ Spinnaker Exploration Company                 4,187         172,337
+ Sprots Resorts International, Inc.            4,000          30,600
  St. Francis Capital Corporation               1,100          25,443
  St. Mary Land & Exploration Company           6,126         129,810
+ Stamps.com Inc.                               7,807          27,949
  StanCorp Financial Group, Inc.                6,777         320,213
  Standard Commercial Corporation               1,700          28,050
+ Standard Microsystems Corporation             2,960          45,939
  Standard Motor Products, Inc.                   600           8,340
  Standard Pacific Corp.                        5,830         141,786
  The Standard Register Company                 2,945          54,571
  Standex International Corporation             2,431          52,874
+ Stanley Furniture Company, Inc.                 700          16,639
+ Star Scientific, Inc.                         5,640          14,269
+ StarBase Corporation                         13,824           9,400
+ StarMedia Network, Inc.                       8,765           3,331
+ StarTek, Inc.                                 1,440          27,288
  State Auto Financial Corporation              2,312          37,547
  Staten Island Bancorp, Inc.                  11,984         195,459
+ Station Casinos, Inc.                         7,921          88,636
+ The Steak 'n Shake Company                    4,328          47,781
+ Steel Dynamics, Inc.                          5,597          64,981
+ Stein Mart, Inc.                              5,524          46,181
+ Steinway Musical Instruments, Inc.              700          11,627
+ Stellent, Inc.                                4,160         122,970
  Stepan Company                                  955          23,187
+ Stericycle, Inc.                              2,692         163,889
  Sterling Bancorp                              1,540          44,968
  Sterling Bancshares, Inc.                     7,376          92,348
  Sterling Financial Corporation                2,000          48,720
+ Steve Madden, Ltd.                            2,112          29,716
  Stewart & Stevenson Services, Inc.            5,224          98,263
+ Stewart Enterprises, Inc. (Class A)          21,424         128,330
+ Stewart Information Services
    Corporation                                 2,522          49,810
+ Stillwater Mining Company                     8,617         159,415
+ Stone Energy Corporation                      4,778         188,731
+ Stoneridge, Inc.                              2,387          21,722
  Storage USA, Inc.                             3,409         143,519
+ Stratos Lightwave, Inc.                      14,017          86,205
  Strayer Education, Inc.                       1,292          62,946
  The Stride Rite Corporation                   9,335          61,144
  The Student Loan Corporation                    904          72,862
  Sturm, Ruger & Company, Inc.                  4,378          52,448
  Suffolk Bancorp                               1,100          60,016
  Summit Properties Inc.                        5,519         138,085
  Sun Communities, Inc.                         3,343         124,527
+ Sunrise Assisted Living, Inc.                 3,837         111,695
+ Sunrise Telecom Incorporated                  3,000          12,030
+ SuperGen, Inc.                                3,982          57,022
+ Superior Energy Services, Inc.                9,705          83,948
  Superior Industries International, Inc.       4,199         169,010
+ Supertex, Inc.                                1,767          30,940
+ Support.com, Inc.                             3,900          24,453
+ SureBeam Corporation (Class A)                1,686          17,652
+ SurModics, Inc.                               2,863         104,385
  Susquehanna Bancshares, Inc.                  8,504         177,308
+ Swift Energy Company                          5,117         103,363
+ Swift Transportation Co., Inc.               12,873         276,898
+ Sybron Dental Specialties, Inc.               7,700         166,166
+ Sykes Enterprises, Incorporated               5,361          50,072
+ Sylvan Learning System, Inc.                  6,728         148,487
+ SymmetriCom, Inc.                             5,443          41,421
+ Symyx Technologies                            5,579         118,498
+ Syncor International Corporation              4,006         114,732
+ Synplicity, Inc.                              1,900          25,631
+ Syntel, Inc.                                    883          11,417
+ Syntroleum Corporation                        4,809          34,144
+ Systems & Computer Technology
    Corporation                                 6,792          70,229
  TALX Corporation                              2,420          60,452
+ TBC Corporation                               2,500          33,475
+ TETRA Technologies, Inc.                      2,661          55,748
+ THQ Inc.                                      4,817         233,480
+ TRC Companies, Inc.                           1,200          60,000
+ TTM Technologies, Inc.                        1,700          17,204
+ Take-Two Interactive Software, Inc.           7,914         127,969
  Tanger Factory Outlet Centers, Inc.           1,161          24,207
+ Tanox, Inc.                                   5,145          95,195
+ Targeted Genetics Corporation                 8,245          22,344
  Taubman Centers, Inc.                         6,508          96,644
+ Techne Corporation                            9,229         340,089
  Technitrol, Inc.                              6,561         181,215
  Tecumseh Products Company (Class A)           3,428         173,560
+ Tejon Ranch Co.                               1,115          26,660
+ Teledyne Technologies Incorporated            6,934         112,955
+ TeleTech Holdings, Inc.                       7,989         114,482
+ Telik, Inc.                                   4,232          57,132
  Tennant Company                               2,037          75,573
+ Terayon Communication Systems, Inc.          13,476         111,460
+ Terex Corporation                             5,743         100,732
+ Terra Industries, Inc.                        6,100          21,350
+ Terremark Worldwide, Inc.                    31,751          18,098
+ Tesoro Petroleum Corporation                  7,465          97,866
+ Tetra Tech, Inc.                             10,731         213,654
+ Texas Biotechnology Corporation               9,196          59,774
  Texas Industries, Inc.                        4,645         171,401
  Texas Regional Bancshares, Inc. (Class A)     3,012         114,004
+ Theragenics Corporation                       6,932          68,350
+ Therma-Wave Inc.                              3,731          55,667
+ Third Wave Technologies                         900           6,606
  Thomas & Betts Corporation                   12,952         273,935
  Thomas Industries Inc.                        3,099          77,475


                                    30 & 31

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master Small Cap Index Series (continued)
  -------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
=====================================================================
Common Stocks (continued)

  Thor Industries, Inc.                         1,421     $    52,648
+ Thoratec Laboratories Corporation             7,347         124,899
  Thornburg Mortgage, Inc.                      4,200          82,740
+ Three-Five Systems, Inc.                      4,656          74,077
  The Timken Company                           11,065         179,032
+ The Titan Corporation                        11,400         284,430
+ Titan Pharmaceuticals, Inc.                   5,513          54,083
+ Titanium Metals Corporation                   3,700          14,763
+ TiVo Inc.                                     1,994          13,061
+ Toll Brothers, Inc.                           5,062         222,222
+ Tollgrade Communications, Inc.                2,541          84,742
+ Tom Brown, Inc.                               7,315         197,578
  Tompkins Trustco, Inc.                        1,200          48,300
+ Too Inc.                                      6,766         186,065
+ The Topps Company, Inc.                       8,291         100,736
  The Toro Company                              2,799         125,955
+ Tower Automotive, Inc.                        8,471          76,493
  Town & Country Trust                          3,163          66,107
+ Tradestation Group Inc.                       2,600           4,056
+ Trammell Crow Company                         4,978          58,243
+ Trans World Entertainment Corporation         5,930          45,068
+ Transaction Systems Architects, Inc.
    (Class A)                                   8,085          99,122
+ Transgenomic, Inc.                            2,866          31,526
+ Transkaryotic Therapies, Inc.                 4,940         211,432
+ TransMontaigne Inc.                           3,431          18,699
+ TranSwitch Corporation                       18,609          83,741
  Tredegar Corporation                          3,545          67,355
+ Trendwest Resorts, Inc.                       1,342          33,979
+ Trex Company, Inc.                            1,409          26,757
+ Triad Guaranty Inc.                           1,576          57,162
+ Triangle Pharmaceuticals, Inc.                6,406          25,688
+ Triarc Companies, Inc.                        2,725          66,218
+ Trico Marine Services, Inc.                   5,506          41,570
+ Trikon Technologies, Inc.                     1,600          18,800
+ Trimble Navigation Limited                    5,504          89,220
+ Trimeris, Inc.                                3,838         172,595
  Trinity Industries, Inc.                      8,250         224,153
+ Tripath Technology Inc.                       2,700           4,617
+ TriQuint Semiconductor, Inc.                 28,536         349,851
+ TriPath Imaging, Inc.                         5,732          43,162
+ Triumph Group, Inc.                           3,479         113,068
+ The TriZetto Group, Inc.                      4,508          59,145
+ Tropical Sportswear International
    Corporation                                   400           7,500
  Troy Financial Corporation                      900          22,320
  TrustCo Bank Corp NY                         15,431         193,968
  The Trust Company of New Jersey               4,080         102,816
+ Tuesday Morning Corporation                   1,890          34,190
+ Tularik Inc.                                  4,095          98,362
  Tupperware Corporation                       11,374         218,950
+ Turnstone Systems, Inc.                       7,086          28,131
+ Tweeter Home Entertainment Group, Inc.        3,230          93,670
+ U.S. Concrete, Inc.                           2,400          15,840
  U.S. Industries, Inc.                        16,350          41,856
+ U.S. Physical Therapy, Inc.                     250           4,040
  U.S. Restaurant Properties, Inc.              3,200          46,656
  U.S.B. Holding Co., Inc.                      2,440          41,114
+ UCAR International Inc.                       9,844         105,331
  UCBH Holdings, Inc.                           4,249         120,842
  UGI Corporation                               5,956         179,871
+ UICI                                          8,539         115,277
  UIL Holdings Corporation                      2,700         138,510
  UMB Financial Corporation                     3,676         147,042
  UNB Corp.                                     2,300          42,665
+ UNOVA, Inc.                                   9,909          57,472
+ URS Corporation                               2,877          78,859
+ US Oncology, Inc.                            21,123         159,267
+ US Unwired Inc. (Class A)                     6,680          68,002
  USEC Inc.                                    16,759         119,994
  USFreightways Corporation                     5,802         182,183
  USG Corporation                               5,100          29,172
+ USinternetworking, Inc.                       4,300             860
+ UbiquiTel Inc.                                8,900          66,305
+ Ulticom, Inc.                                 1,940          19,516
+ Ultimate Electronics, Inc.                    2,019          60,570
+ Ultratech Stepper, Inc.                       3,990          65,915
  Umpqua Holdings Corporation                   3,168          42,768
+ Unifi, Inc.                                  11,272          81,722
  UniFirst Corporation                          1,100          24,805
+ Uniroyal Technology Corporation               3,158          10,106
  UniSource Energy Corporation                  6,883         125,202
+ Unit Corporation                              7,708          99,433
+ United Auto Group, Inc.                       1,231          31,772
  United Bankshares, Inc.                       9,105         262,770
  United Community Financial Corp.              7,173          51,646
  United Dominion Realty Trust, Inc.           22,221         319,982
  United Fire & Casualty Company                1,000          28,630
  United Industrial Corporation                 2,000          33,500
  United National Bancorp                       3,091          74,215
+ United Natural Foods, Inc.                    1,990          49,750
+ United Stationers, Inc.                       7,049         237,199
+ United Therapeutics Corporation               3,346          34,832
+ UnitedGlobalCom Inc. (Class A)               16,935          84,675
+ Universal Access Global Holdings Inc.         8,541          40,057
+ Universal American Financial Corp.            7,500          50,925
+ Universal Compression Holdings, Inc.          2,026          59,747
  Universal Corporation                         6,056         220,499
+ Universal Display Corporation                 2,907          26,454
+ Universal Electronics Inc.                    3,086          53,110
  Universal Forest Products, Inc.               2,134          44,665
  Universal Health Realty Income Trust          2,627          61,735
+ Urban Outfitters, Inc.                          700          16,884
+ Urologix, Inc.                                2,625          52,631
+ V.I. Technologies, Inc.                         400           2,780
+ VA Linux Systems, Inc.                        4,700          11,515
+ VISX, Incorporated                           11,186         148,215
+ Vail Resorts, Inc.                            1,756          31,134
+ Valence Technology, Inc.                      6,852          23,091
+ Valentis, Inc.                                6,543          20,283
  Valmont Industries, Inc.                      2,958          42,773
+ Value City Department Stores, Inc.            2,592          12,182
  Value Line, Inc.                                400          19,392
+ ValueVision International, Inc. (Class A)     5,356         104,924
+ Vans, Inc.                                    2,783          35,455
+ Varian Inc.                                   6,935         224,971
+ Varian Semiconductor Equipment
    Associates, Inc.                            7,242         250,501
+ Vasomedical, Inc.                            12,195          45,122
+ Vastera, Inc.                                 3,700          61,457
+ VaxGen, Inc.                                  1,979          22,956
  Vector Group Ltd.                             3,113         102,262
+ Veeco Instruments Inc.                        5,527         199,248
+ Ventana Medical Systems, Inc.                 2,480          56,098
  Ventas, Inc.                                 13,505         155,308
+ Ventiv Health, Inc.                           3,740          13,688
+ Veritas DGC Inc.                              6,697         123,895
+ Verity, Inc.                                  6,567         132,982
+ Versicor, Inc.                                3,306          67,277
+ VerticalNet, Inc.                            13,300          18,620
  Vesta Insurance Group, Inc.                   7,200          57,600
+ ViaSat, Inc.                                  3,201          49,936
+ Viasystems Group, Inc.                       12,148           7,653
+ Vical Incorporated                            4,392          53,758
+ Vicor Corporation                             4,796          77,695
+ VidaMed, Inc.                                 8,388          65,510
+ Viewpoint Corporation                         7,741          52,716
  Vintage Petroleum, Inc.                      10,283         148,589
+ Vion Pharmaceuticals, Inc.                    5,100          22,491
+ Virage Logic Corporation                      1,500          28,845
+ ViroPharma Incorporated                       3,870          88,817
+ Visual Networks, Inc.                         7,001          32,345
  Vital Signs, Inc.                             1,224          42,718
+ Vitria Technology, Inc.                      14,700          93,933
+ Volt Information Sciences, Inc.               1,559          26,659
  W Holding Company, Inc.                       5,685          92,097
  WD-40 Company                                 3,489          92,982
+ WESCO International, Inc.                     3,958          19,592
+ WFS Financial Inc.                            2,082          49,989
  WGL Holdings Inc.                            10,573         307,357
+ W-H Energy Services, Inc.                     4,657          88,716
+ WJ Communications, Inc.                       1,900           6,935
+ WMS Industries Inc.                           4,312          86,240
  WPS Resources Corporation                     5,804         212,136
  WSFS Financial Corporation                    2,091          36,279
  Wabash National Corporation                   5,145          40,131
  Wabtec Corporation                            5,439          66,900
+ The Wackenhut Corporation (Class A)           1,901          47,145
+ Wackenhut Corrections Corporation             1,100          15,246
  Wallace Computer Services, Inc.               8,501         161,434
  Walter Industries, Inc.                       6,802          76,931
  Washington Real Estate Investment Trust       7,965         198,249
  Washington Trust Bancorp, Inc.                2,200          41,800
+ Waste Connections, Inc.                       6,012         186,312
+ WatchGuard Technologies, Inc.                 5,062          32,954
  Watsco, Inc.                                  3,765          53,463
+ Watson Wyatt & Company Holdings               2,025          44,145
  Watts Industries, Inc. (Class A)              3,436          51,540
  Wausau--Mosinee Paper Corporation             10,342         125,138
+ Wave Systems Corp. (Class A)                 11,165          25,010
  Waypoint Financial Corp.                      7,200         108,576
+ WebEx Communications, Inc.                    3,931          97,685
+ webMethods, Inc.                              5,120          85,811
+ Websense, Inc.                                3,651         117,088
  Weingarten Realty Investors                   6,286         301,728
  Wellman, Inc.                                 6,218          96,317
  Werner Enterprises, Inc.                      6,260         152,118
  WesBanco, Inc.                                3,963          83,738
  West Coast Bancorp                            2,700          37,584
  West Pharmaceutical Services, Inc.            2,238          59,531
  Westamerica Bancorporation                    7,357         291,116
  Westcorp                                      2,141          39,972
+ Western Digital Corporation                  40,982         256,957
  Western Gas Resources, Inc.                   4,213         136,164


                                    32 & 33

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

  Master Small Cap Index Series (concluded)
  -------------------------------------------------------------------
                                               Shares
  Issue                                         Held           Value
=====================================================================
Common Stocks (concluded)

+ Western Multiplex Corporation
    (Class A)                                   9,100     $    49,140
  WestPoint Stevens Inc.                        5,198          12,735
+ Westport Resources Corporation                6,506         112,879
+ The Wet Seal, Inc. (Class A)                  2,850          67,118
  Whitney Holding Corporation                   5,882         257,926
+ Wild Oats Markets, Inc.                       3,929          39,015
+ Wilson Greatbatch Technologies, Inc.          1,400          50,540
+ Wilsons The Leather Experts Inc.              2,599          29,655
  Winnebago Industries, Inc.                    2,795         103,247
  Winston Hotels, Inc.                          3,555          27,516
  Wintrust Financial Corporation                1,700          51,969
+ Wireless Facilities, Inc.                     5,413          36,429
+ Witness Systems, Inc.                         2,000          26,640
+ Wolverine Tube, Inc.                          1,891          21,463
  Wolverine World Wide, Inc.                    9,172         138,039
  Woodhead Industries, Inc.                     2,111          33,523
  Woodward Govenor Company                      1,893         110,267
+ World Acceptance Corporation                  1,200           8,760
+ World Wrestling Federation
  Entertainment, Inc.                           2,568          33,769
  Worthington Industries, Inc.                 15,041         213,582
+ Wyndham International, Inc.                  32,161          18,010
  X-Rite, Incorporated                          3,417          29,079
+ XM Satellite Radio Holdings Inc. (Class A)    2,107          38,685
+ XO Communications, Inc. (Class A)            53,600           5,092
+ Xanser Corporation                            4,600           9,246
+ Xicor, Inc.                                   5,134          56,987
+ Xybernaut Corporation                        10,919          25,987
+ The Yankee Candle Company, Inc.               2,983          67,595
+ Yellow Corporation                            5,463         137,121
  York International Corporation                8,595         327,727
+ Young Broadcasting Inc. (Class A)             3,308          59,379
+ Zale Corporation                              7,321         306,603
+ Zebra Technologies Corporation (Class A)      5,915         328,342
  Zenith National Insurance Corp.               1,637          45,738
+ ZixIt Corporation                             2,982          15,089
+ Zoll Medical Corporation                      1,961          76,361
+ Zomax Incorporated                            6,408          51,200
+ Zoran Corporation                             4,031         131,572
+ Zygo Corporation                              3,095          49,211
  -------------------------------------------------------------------
  Total Common Stocks

  (Cost--$177,548,127)--93.7%                             171,347,104
=====================================================================

SHORT-TERM        Face
OBLIGATIONS      Amount                                                        Issue                                         Value
===================================================================================================================================
Commercial      $7,244,000                              General Electric Capital Corp., 1.82% due 1/02/2002             $ 7,243,634
Paper*           4,000,000                              Tyco Capital Corporation, 1.88% due 1/02/2002                     3,999,791
                -------------------------------------------------------------------------------------------------------------------
                Total Short-Term Obligations (Cost--$11,243,425)--6.1%                                                   11,243,425
===================================================================================================================================
                Total Investments (Cost--$188,791,552)--99.8%                                                           182,590,529

                Variation Margin on Financial Futures Contracts**--(0.1%)                                                   (46,624)

                Other Assets Less Liabilities--0.3%                                                                         423,886
                                                                                                                       ------------
                Net Assets--100.0%                                                                                     $182,967,791
                                                                                                                       ============
===================================================================================================================================

 +    Non-income producing security.
(a) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
 * Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.
** Financial futures contracts purchased as of December 31, 2001 were as follows:

      See Notes to Financial Statements.

------------------------------------------------------------------
Number of                             Expiration
Contracts         Issue                  Date             Value
------------------------------------------------------------------
   47         Russell 2000            March 2002       $11,498,550
                                                       -----------
------------------------------------------------------------------
(Total Contract Price-- $11,321,962)                   $11,498,550
                                                       ===========
------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MASTER
SMALL CAP
INDEX SERIES       As of December 31, 2001
======================================================================================================================
Assets:            Investments, at value (identified cost--$188,791,552) ...........                      $182,590,529
                   Cash ............................................................                            91,849
                   Cash on deposit for financial futures contracts .................                           817,800
                   Receivables:
                      Contributions ................................................       $   802,500
                      Dividends ....................................................           206,257
                      Securities sold ..............................................            55,924
                      Investment adviser ...........................................            30,661       1,095,342
                                                                                           -----------
                   Prepaid expenses and other assets ...............................                            13,442
                                                                                                          ------------
                   Total assets ....................................................                       184,608,962
                                                                                                          ------------
======================================================================================================================
Liabilities:       Payables:
                      Withdrawals ..................................................         1,525,631
                      Variation margin .............................................            46,624
                      Securities purchased .........................................            26,736       1,598,991
                                                                                           -----------
                   Accrued expenses and other liabilities ..........................                            42,180
                                                                                                          ------------
                   Total liabilities ...............................................                         1,641,171
                                                                                                          ------------
======================================================================================================================
Net Assets:        Net assets ......................................................                      $182,967,791
                                                                                                          ============
======================================================================================================================
Net Assets         Investors' capital ..............................................                      $188,992,226
Consist of:        Unrealized depreciation on investments--net .....................                        (6,024,435)
                                                                                                          ------------
                   Net assets ......................................................                      $182,967,791
                                                                                                          ============
======================================================================================================================

See Notes to Financial Statements.


                                    34 & 35

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

STATEMENT OF OPERATIONS

MASTER
SMALL CAP
INDEX SERIES       For the Year Ended December 31, 2001
======================================================================================================================
Investment Income: Dividends (net of $1,880 foreign withholding tax) ...............                      $  2,410,083
                   Interest ........................................................                           524,194
                                                                                                          ------------
                   Total income ....................................................                         2,934,277
                                                                                                          ------------
======================================================================================================================
Expenses:          Professional fees ...............................................       $ 85,625
                   Custodian fees ..................................................         74,479
                   Accounting services .............................................         55,014
                   Investment advisory fees ........................................         19,227
                   Trustees' fees and expenses .....................................          2,657
                   Printing and shareholder reports ................................          2,512
                   Pricing fees ....................................................             91
                   Other ...........................................................          4,617
                                                                                           --------
                   Total expenses before reimbursement .............................        244,222
                   Reimbursement of expenses .......................................        (90,407)
                                                                                           --------
                   Total expenses after reimbursement ..............................                           153,815
                                                                                                          ------------
                   Investment income--net ..........................................                         2,780,462
                                                                                                          ------------
======================================================================================================================
Realized &         Realized gain from investments--net .............................                         1,032,521
Unrealized         Change in unrealized depreciation on investments--net ...........                            61,370
Gain on                                                                                                   ------------
Investments--Net:  Net Increase in Net Assets Resulting from Operations ............                      $  3,874,353
                                                                                                          ============
======================================================================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                For the Year Ended
MASTER                                                                                              December 31,
SMALL CAP                                                                                  ----------------------------
INDEX SERIES       Increase (Decrease) in Net Assets:                                          2001            2000
=======================================================================================================================
Operations:        Investment income--net .............................................    $  2,780,462     $ 2,865,223
                   Realized gain on investments--net ..................................       1,032,521       9,314,776
                   Change in unrealized appreciation/depreciation on investments--net .          61,370     (18,718,547)
                                                                                           ------------     -----------
                   Net increase (decrease) in net assets resulting from operations ....       3,874,353      (6,538,548)
                                                                                           ------------     -----------
=======================================================================================================================
Capital            Proceeds from contributions ........................................     138,087,587     141,864,189
Transactions:      Fair value of withdrawals ..........................................    (128,237,981)    (80,880,970)
                                                                                           ------------     -----------
                   Net increase in net assets derived from capital transactions .......       9,849,606      60,983,219
                                                                                           ------------     -----------
=======================================================================================================================
Net Assets:        Total increase in net assets .......................................      13,723,959      54,444,671
                   Beginning of year ..................................................     169,243,832     114,799,161
                                                                                           ------------     -----------
                   End of year ........................................................    $182,967,791    $169,243,832
                                                                                           ============    ============
=======================================================================================================================

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                     For the Year                   For the Period
MASTER                                                                             Ended December 31,               April 9, 1997+
SMALL CAP          The following ratios have been derived from       ---------------------------------------------  to December 31,
INDEX SERIES       information provided in the financial statements.    2001         2000          1999       1998       1997
==================================================================================================================================
Total Investment  .................................................      2.37%           --          --         --              --
Return:                                                              =========    =========   =========   ========        ========
==================================================================================================================================
Ratios to Average  Expenses, net of reimbursement .................       .08%         .09%        .14%       .17%            .18%*
Net Assets:                                                          =========    =========   =========   ========        ========
                   Expenses .......................................       .13%         .13%        .17%       .28%            .29%*
                                                                     =========    =========   =========   ========        ========
                   Investment income--net .........................      1.45%        1.90%       1.83%      1.46%           1.78%*
                                                                     =========    =========   =========   ========        ========
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .......  $ 182,968    $ 169,244   $ 114,799   $ 83,831        $ 95,745
Data:                                                                =========    =========   =========   ========        ========
                   Portfolio turnover .............................     48.50%       50.51%      51.20%     48.16%          16.45%
                                                                     =========    =========   =========   ========        ========
==================================================================================================================================

*     Annualized.

+     Commencement of operations.

      See Notes to Financial Statements.


                                    36 & 37

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

NOTES TO FINANCIAL STATEMENTS

MASTER SMALL CAP INDEX SERIES

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the year ended December 31, 2001, FAM earned fees of $19,227, all of which were waived. FAM also reimbursed the Series for additional expenses of $71,180.

Merrill Lynch Trust Company, an indirect, wholly-owned Subsidiary of ML & Co., is the Series' Custodian.

Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the year ended December 31, 2001, the Series reimbursed FAM an aggregate of $20,356 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2001 were $95,607,362 and $85,912,556, respectively.

Net realized gains (losses) for the year ended December 31, 2001, which included net realized gain of $1,008,000 from redemptions in-kind, and net unrealized gains (losses) as of December 31, 2001 were as follows:

-------------------------------------------------------------------
                                          Realized      Unrealized
                                       Gains (Losses) Gains (Losses)
-------------------------------------------------------------------
Long-term investments ..............    $ 1,048,452     $(6,201,023)
Financial futures contracts ........        (15,931)        176,588
                                        -----------     -----------
Total ..............................    $ 1,032,521     $(6,024,435)
                                        ===========     ===========
-------------------------------------------------------------------

As of December 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $7,172,815, of which $26,906,362 related to appreciated securities and $34,079,177 related to depreciated securities. At December 31, 2001, the aggregate cost of investments for Federal income tax purposes was $189,763,344.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the credit agreement during the year ended December 31, 2001. On November 30, 2001, the credit agreement was renewed for one year under the same terms.


                                    38 & 39

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors,
Master Small Cap Index Series
(One of the series constituting
Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Small Cap Index Series as of December 31, 2001, the related statements of operations for the year then ended, and changes in net assets for each of the two years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Small Cap Index Series of Quantitative Master Series Trust as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 1, 2002

OFFICERS AND DIRECTORS/TRUSTEES

                                                                                                            Number of       Other
                                                                                                          Portfolios in    Director-
                                   Position(s)    Length                                                   Fund Complex     ships
                                      Held       of Time                                                   Overseen by     Held by
Name              Address & Age    with Fund      Served     Principal Occupation(s) During Past 5 Years     Director      Director
------------------------------------------------------------------------------------------------------------------------------------
           Interested Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*   800 Scudders     President    1999         Chairman, Americas Region since 2001,              196          None
                  Mill Road        and          to present   and Executive Vice President since 1983
                  Plainsboro,      Director/                 of Fund Asset Management ("FAM") and
                  NJ 08536         Trustee                   Merrill Lynch Investment Managers,
                  Age: 61                                    L.P. ("MLIM"); President of Merrill
                                                             Lynch Mutual Funds since 1999; President
                                                             of FAM Distributors, Inc. ("FAMD") since
                                                             1986 and Director thereof since 1991;
                                                             Executive Vice President and Director of
                                                             Princeton Services, Inc. ("Princeton
                                                             Services") since 1993; President of
                                                             Princeton Administrator, L.P. since
                                                             1988; Director of Financial Data
                                                             Services, Inc., since 1985.
------------------------------------------------------------------------------------------------------------------------------------
                  *     Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM act as investment advisers. Mr. Glennis an "interested person," as described in the
                        Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive
                        Vice President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and
                        President of Princeton Administrators, L.P. The Director's/Trustee's term is unlimited.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of       Other
                                                                                                          Portfolios in    Director-
                                   Position(s)    Length                                                   Fund Complex     ships
                                      Held       of Time                                                   Overseen by     Held by
Name              Address & Age    with Fund      Served*    Principal Occupation(s) During Past 5 Years     Director      Director
------------------------------------------------------------------------------------------------------------------------------------
           Independent Directors/Trustees
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum    104 Westcliff    Director/    1978 to      James R. Williston Professor of Investment         51     Cambridge
                  Road             Trustee      present      Management Emeritus, Harvard Business                     Bancorp
                  Weston,                                    School since 1996.
                  MA 02493
                  Age: 69
------------------------------------------------------------------------------------------------------------------------------------
Laurie Simon      809 Uris Hall    Director/    1999 to      Professor of Finance and Economics, Graduate       51     Junior
Hodrick           3022 Broadway    Trustee      present      School of Business, Columbia University since             League of
                  New York,                                  1998; Associate Professor of Finance and                  Central
                  NY 10027                                   Economics, Graduate School of Business,                   Westchester
                  Age: 39                                    Columbia University from 1996 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Stephen B.        88 Broad Street, Director/    1983 to      Chairman, Fernwood Advisors since 1996.            90     Dana Farber
Swensrud          2nd Floor        Trustee      present                                                                Cancer Insti-
                  Boston,                                                                                              tute; Federa-
                  MA 02110                                                                                             tion For
                  Age: 68                                                                                              American
                                                                                                                       Immigration
                                                                                                                       Reform
------------------------------------------------------------------------------------------------------------------------------------


                                    40 & 41

                           Merrill Lynch Small Cap Index Fund, December 31, 2001

OFFICERS AND DIRECTORS/TRUSTEES (concluded)

                                                                                                            Number of       Other
                                                                                                          Portfolios in    Director-
                                   Position(s)    Length                                                   Fund Complex     ships
                                      Held       of Time                                                   Overseen by     Held by
Name              Address & Age    with Fund      Served*    Principal Occupation(s) During Past 5 Years     Director      Director
------------------------------------------------------------------------------------------------------------------------------------
Independent Directors/Trustees
------------------------------------------------------------------------------------------------------------------------------------
J. Thomas         Suite 3405                 Director/    1977 to      Managing Partner of the Witt             51       Tampa Bay
Touchton          One Tampa City Center      Trustee      present      Touchton Company since 1972.                      History
                  201 North Franklin Street                                                                              Center
                  Tampa, FL 33062
                  Age: 63
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss     16450 Maddalena Place      Director/    1999 to      Managing Director of FGW Associates      51       Watson
                  Delray Beach, FL 33446     Trustee      present      since 1997; Vice President, Planning              Pharma-
                  Age: 60                                              Investment, and Development of                    ceuticals,
                                                                       Warner Lambert Co. from 1979 to 1997.             Inc.; BTG
                                                                                                                         Interna-
                                                                                                                         tional PLC;
                                                                                                                         Michael J.
                                                                                                                         Fox Founda-
                                                                                                                         tion for
                                                                                                                         Parkinson's
                                                                                                                         Research
------------------------------------------------------------------------------------------------------------------------------------
                  *     The Director's/Trustee's term is unlimited.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                  Position(s)
                                                      Held       Length of
Name                        Address & Age          with Fund    Time Served    Principal Occupation(s) During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------------
             Fund Officers
--------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke        P.O. Box 9011                Vice         Vice         First Vice President of FAM and MLIM since 1997
                       Princeton, NJ 08543-9011     President    President    and Treasurer thereof since 1999; Senior Vice
                       Age: 41                      and          since        President and Treasurer of Princeton Services
                                                    Treasurer    1997 and     since 1999; Vice President of FAMD since 1999;
                                                                 Treasurer    Vice President of FAM and MLIM from 1990 to 1997;
                                                                 since 1999   Director of Taxation of MLIM since 1990.
--------------------------------------------------------------------------------------------------------------------------------
Christopher Ayoub      P.O. Box 9011                Senior       1998 to      First Vice President of the Investment Adviser and
                       Princeton, NJ 08543-9011     Vice         present      certain of its affiliates since 1998; Vice
                       Age: 45                      President                 President of the Investment Adviser and certain of
                                                    and Co-                   its affiliates from 1985 to 1998.
                                                    Portfolio
                                                    Manager
--------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.    P.O. Box 9011                Senior       2000 to      President of FAM and MLIM since 2001; Co-Head
                       Princeton, NJ 08543-9011     Vice         present      (America's Region) of FAM and MLIM from 2000 to
                       Age: 47                      President                 2002; Director of Princeton Services since 1999;
                                                                              Chief Investment Officer of Oppenheimer Funds,
                                                                              Inc. in 1999 and Executive Vice President thereof
                                                                              from 1991 to 1999.
--------------------------------------------------------------------------------------------------------------------------------
Philip Green           P.O. Box 9011                Senior       1999 to      Senior Vice President of the Investment Adviser
                       Princeton, NJ 08543-9011     Vice         present      and certain of its affiliates since 1999; Managing
                       Age: 37                      President                 Director and Portfolio Manager of Global
                                                                              Institutional Services at Bankers Trust from 1997
                                                                              to 1999; Vice President of Quantitative Equities
                                                                              at Bankers Trust in 1996; Vice President of Asset
                                                                              Allocations Strategies at Bankers Trust from 1994
                                                                              to 1996; Vice President of Foreign Exchange and
                                                                              Currency Overlay Strategies at Bankers Trust from
                                                                              1988 to 1999.
--------------------------------------------------------------------------------------------------------------------------------
Jeffrey B. Hewson      P.O. Box 9011                Senior       1998         Director (Global Fixed Income) of the Investment
                       Princeton, NJ 08543-9011     Vice         to present   Adviser and certain of its affiliates since 1998;
                       Age: 49                      President                 Vice President of the Investment Adviser and
                                                    and Co-                   certain of its affiliates from 1989 to 1998;
                                                    Portfolio                 Portfolio Manager of the Investment Adviser and
                                                    Manager                   certain of its affiliates since 1985.
--------------------------------------------------------------------------------------------------------------------------------
Sidney Hoots           P.O. Box 9011                Senior       1999 to      Senior Vice President of the Investment Adviser
                       Princeton, NJ 08543-9011     Vice         present      and certain of its affiliates since 1999; Managing
                       Age: 40                      President                 Director of Global Institutional Services at
                                                                              Bankers Trust from 1992 to 1999.
--------------------------------------------------------------------------------------------------------------------------------
Frank Salerno          P.O. Box 9011                Senior       1999 to      Chief Operating Officer, Institutional for MLIM
                       Princeton, NJ 08543-9011     Vice         present      (Americas Region); First Vice President of the
                       Age: 41                      President                 Investment Adviser and certain of its affiliates
                                                                              since 1999; Managing Director and Chief Investment
                                                                              Officer of Structured Investments at Trust from
                                                                              1995 to 1999.
--------------------------------------------------------------------------------------------------------------------------------
Richard Vella          P.O. Box 9011                Senior       1999 to      First Vice President of the Investment Adviser and
                       Princeton, NJ 08543-9011     Vice         present      certain of its affiliates since 1999; Managing
                       Age: 43                      President                 Director, Global Index Funds of Bankers Trust from
                                                                              1997 to 1999; Managing Director, International
                                                                              Index Funds of Bankers from 1995 to 1999.
--------------------------------------------------------------------------------------------------------------------------------
Debbie Jelilian        P.O. Box 9011                Portfolio    1999 to      Vice President of Investment Adviser and FAM since
                       Princeton, NJ 08543-9011     Manager      present      1999; portfolio manager in Bankers Trust's
                       Age: 32                                                Structured Investment Management Group from 1993
                                                                              to 1999.
--------------------------------------------------------------------------------------------------------------------------------
Jeffrey L. Russo       P.O. Box 9011                Portfolio    2001 to      Vice President of the Investment Adviser and FAM
                       Princeton, NJ 08543-9011     Manager      present      since 1999; portfolio manager and trader in
                       Age: 34                                                Bankers Trust/Deutsche Bank's Structured
                                                                              Investment Group specializing in global index
                                                                              portfolios from 1994 to 1999.
--------------------------------------------------------------------------------------------------------------------------------
Frank Viola            P.O. Box 9011                Co-          2001 to      Director of the Investment Adviser and certain of
                       Princeton, NJ 08543-9011     Portfolio    present      its affiliates and Portfolio Manager thereof since
                       Age: 37                      Manager                   1997; Treasurer of Merrill Lynch Bank & Trust
                                                                              Company from 1996 to 1997.
--------------------------------------------------------------------------------------------------------------------------------
Ira P. Shapiro         P.O. Box 9011                Secretary    1998 to      First Vice President of the Investment Adviser and
                       Princeton, NJ 08543-9011                  present      certain of its affiliates since 1998; Director
                       Age: 38                                                (Legal Advisory) of the Investment Adviser and
                                                                              certain of its affiliates from 1996 to 1997;
                                                                              Attorney with the Investment Adviser and certain
                                                                              of its affiliates from 1993 to 1997.
--------------------------------------------------------------------------------------------------------------------------------

Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


                                    42 & 43

[LOGO] Merrill Lynch  Investment Managers

      MUTUAL            MANAGED           ALTERNATIVE        INSTITUTIONAL
      FUNDS             ACCOUNTS          INVESTMENTS       ASSET MANAGEMENT

                                [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper           #Index 3--12/01